ANNUAL REPORT

AUGUST 31, 2002

[Logo of HIBERNIA FUNDS]

Hibernia Capital Appreciation Fund
Class A Shares
Class B Shares

Hibernia Louisiana Municipal Income Fund
Class A Shares
Class B Shares

Hibernia Mid Cap Equity Fund
Class A Shares
Class B Shares

Hibernia Total Return Bond Fund

Hibernia U.S. Government Income Fund

Hibernia Cash Reserve Fund
Class A Shares
Class B Shares

Hibernia U.S. Treasury Money Market Fund

Table of Contents

President’s Message	1

Management Discussion & Analysis	2

Portfolios of Investments	17

Notes to Portfolios of Investments	35

Statements of Assets and Liabilities	36

Statements of Operations	38

Statements of Changes in Net Assets	40

Financial Highlights	44

Combined Notes to Financial Statements	48

Report of Ernst & Young LLP Independent Auditors	57

Board of Trustees and Trust Officers	58

•
Shares of Hibernia Funds are not deposits or obligations of Hibernia National Bank or its affiliates, are not endorsed or guaranteed by Hibernia National Bank or its affiliates, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

•	Investment in the shares of Hibernia Funds involves investment risks, including the possible loss of principal amount invested.

•
An investment in Hibernia Cash Reserve Fund and Hibernia U.S. Treasury Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these Funds.

President’s Message

Dear Shareholder:

I’m pleased to present the Annual Report to Shareholders for the Hibernia Funds. The report covers the activity of the Hibernia Funds over the 12-month fiscal year period from September 1, 2001 through  August 31, 2002. It includes an interview with each fund’s portfolio manager, as well as a complete listing of portfolio holdings and financial statements for each fund.

Uncertainty about the strength of the economy, corporate accounting scandals, and world conflict continued to impact the stock market during the reporting period under review. As a result, all of the major stock indexes recorded negative returns. The S&P 500 was down 17.99%, the S&P 400 Mid Cap was down 9.24% and the S&P Small Cap 600 was down 9.53%.* In this environment, the Hibernia stock funds—Hibernia Capital Appreciation Fund and Hibernia Mid Cap Equity Fund—also recorded negative returns, but continued to turn in competitive results for the reporting period compared to their benchmarks.

In contrast, fixed income portfolios continued to record positive returns. The Hibernia Total Return Bond Fund, Hibernia Louisiana Municipal Income Fund and Hibernia U.S. Government Income Fund, in addition to providing income, continued to add a level of diversification and help reduce the volatility of investors’ stock portfolios.

In addition, Hibernia Cash Reserves Fund and Hibernia U.S. Treasury Money Market Fund continued to provide a highly conservative haven where cash earned a competitive level of income on a daily basis.

While the current decline in stocks has been long, bear markets don’t last forever. Always keep in mind the importance of diversification and a long-term perspective when evaluating your stock investments.

Thank you for keeping your money working in the key financial markets through the professional management and diversification of the Hibernia Funds. We’re committed to providing you with the highest level of service as we keep you up-to-date on your investment progress.

Sincerely,

/s/ Edward C. Gonzales
Edward C. Gonzales
President,
October 15, 2002

*
The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 400 Mid Cap is a capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. The S&P SmallCap 600 Index is a capitalization-weighted index representing all major industries in the small-cap range of the U.S. stock market. Indexes are unmanaged and investments cannot be made in an index.

Management Discussion & Analysis

Hibernia Capital Appreciation Fund
Annual Report/12-month period from September 1, 2001 through August 31, 2002

Q	What is your review of the fund’s fiscal year, which saw stocks continue to struggle?
A
The Hibernia Capital Appreciation Fund produced competitive returns versus its peers, including the Standard & Poor’s 500 Index (S&P 500) during the fiscal year ended August 31, 2002. This was accomplished by continuing to emphasize diversification and high quality in selecting stocks for the fund’s portfolio. This approach afforded maximum protection in a difficult stock market  environment.

Q	In this environment, what was the fund’s total return for the 12-month reporting period ended August 31, 2002 versus its benchmark, the S&P 500?

A	The fund’s Class A Shares had a total return of (17.18)% for the reporting period ended August 31, 2002, based on net asset value.* The S&P 500 had a return of (17.99)% for the same reporting period.

Q
A host of issues—world conflict, terrorism, corporate accounting scandals and uncertainty about the degree of economic recovery—combined to keep investors on the sidelines. At this point, what is your outlook for stocks?

A
At this point, it would appear that the stock market, on a fundamental basis, has discounted most of the bad news as described in the question above. The economy, as a whole, continues to improve. This should translate into better earnings results as we approach 2003. We feel that next year should be a better year for large cap stock performance.

*
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Total returns, based on net asset value and redemption value, for Class B Shares was (17.83)%, and (22.15)%, respectively, for the reporting period. Total return, based on offering price, for Class A Shares was (20.90)% for the reporting period. The maximum sales charge is 4.50% for Class A Shares. The maximum contingent deferred sales charge is 5.50% for Class B Shares.

Hibernia Capital Appreciation Fund—Class A Shares

Growth of a $10,000 Investment

The graph below illustrates the hypothetical investment of $10,0001 in the Hibernia Capital Appreciation Fund—Class A Shares (the “Fund”) from August 31, 1992 to August 31, 2002, compared to the Standard & Poor’s 500 Index (S&P 500).2

$49,000
$44,000
$39,000
$34,000
$29,000
$24,000
$19,000
$14,000
$9,550
$9,000
Hibernia Capital Appreciation Fund - Class A Shares
S&P 500
$26,806
$25,874
8/31/92
1994
1996
1998
2000
8/31/02

AVERAGE ANNUAL TOTAL RETURNS[3] FOR THE PERIOD ENDED AUGUST 31, 2002

1 Year	(20.90)%
5 Years	1.15%
10 Years	9.97%

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

[1]
Represents a hypothetical investment of $10,000 in the Fund after deducting the original maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). For the period from October 31, 1993 to August 31, 1996, the sales charge was reduced to 3.00%. Effective September 1, 1996, the maximum sales charge was changed to 4.50%. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.

[2]
The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged. Investments cannot be made in an index.

[3]	Total returns quoted reflect the current 4.50% sales charge.

Hibernia Capital Appreciation Fund—Class B Shares

Growth of a $10,000 Investment

The graph below illustrates the hypothetical investment of $10,0001 in the Hibernia Capital Appreciation Fund—Class B Shares (the “Fund”) from December 2, 1996 (start of performance) to August 31, 2002, compared to the Standard & Poor’s 500 Index (S&P 500).2

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

[1]
Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a 1.00% contingent deferred sales charge on any redemption less than six years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.

[2]
The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged. Investment cannot be made in an index.

[3]	Total returns quoted reflect all applicable contingent deferred sales charges.

Hibernia Louisiana Municipal Income Fund
Annual Report/12-month period from September 1, 2001 through August 31, 2002

Q	What are your comments on the continued positive environment for municipal bonds?
A
Municipal bond investors have enjoyed an historic rise in bond prices over the past several months. Global uncertainty about the U.S. economy, homeland security, scandalous corporate accounting and a declining stock market set off a stampede of investors wanting the safety of tax exempt bonds. And while rates have declined sharply, municipal bonds are still attractive investments for long term investors in higher tax brackets seeking tax exempt income.

Q	How did the fund perform on a total return and income basis for the reporting period?
A	The fund’s Class A Shares enjoyed a total return of 5.32%, based on net asset value.* Of this return, 0.62% was price appreciation and 4.70% was income.

Q	Investors have been well-rewarded for holding municipal bonds during the reporting period. As we leave 2002, what do you see ahead?

A
We believe that municipal bonds prices are likely to remain stable for the next several months while the economy builds steam. The fundamentals of low inflation, improving industrial productivity and a mild recovery will keep interest rates historically low and help support municipal bond prices for the foreseeable future.

*
Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total return for Class A Shares, based on offering price, was 2.17%, for the reporting period. The maximum sales charge is 3.00%. Class B Shares, which began operation on 11/15/2001, produced a total return of 3.60% based on net asset value and (1.90)% based on redemption value for the reporting period. The maximum contingent deferred sales charge is 5.50% for Class B Shares.

 Income may be subject to the federal alternative miminimum tax.

Hibernia Louisiana Municipal Income Fund—Class A Shares

Growth of a $10,000 Investment

The graph below illustrates the hypothetical investment of $10,0001 in the Hibernia Louisiana Municipal Income Fund—Class A Shares (the “Fund”) from August 31, 1992 to August 31, 2002, compared to the Lehman Brothers Ten Year Insured Bond Index (LB10I).2

$21,000
$19,000
$17,000
$15,000
$13,000
$11,000
$9,550
$9,000
Hibernia Louisiana Municipal Income Fund - Class A Shares
LB10I
$19,625
$17,715
8/31/92
1994
1996
1998
2000
8/31/02

AVERAGE ANNUAL TOTAL RETURNS[3] FOR THE PERIOD ENDED AUGUST 31, 2002

1 Year	2.17%
5 Years	5.16%
10 Years	5.88%

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

[1]
Represents a hypothetical investment of $10,000 in the Fund after deducting the original maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). Effective October 31, 1993, the maximum sales charge was reduced to 3.00%. The Fund’s performance assumes the reinvestment of all dividends and distributions. The LB10I has been adjusted to reflect reinvestment of dividends on securities in the index.

[2]
The LB10I is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged. Investment cannot be made in an index.

[3]	Total returns quoted reflect the current 3.00% sales charge.

Hibernia Louisiana Municipal Income Fund—Class B Shares

Growth of a $10,000 Investment

The graph below illustrates the hypothetical investment of $10,0001 in the Hibernia Louisiana Municipal Income Fund—Class B Shares (the “Fund”) from November 15, 2001 (start of performance) to August 31, 2002, compared to the Lehman Brothers Ten Year Insured Bond Index (LB10I).2

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

[1]
Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a 5.50% contingent deferred sales charge on any redemption less than one year from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The LB10I has been adjusted to reflect reinvestment of dividends on securities in the index.

[2]
The LB10I is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged. Investment cannot be made in an index.

[3]	Total return quoted reflects all applicable contingent deferred sales charges.

Hibernia Mid Cap Equity Fund
Annual Report/12-month period from September 1, 2001 through August 31, 2002

Q	Although mid cap stocks fared better than large caps, stocks, in general, struggled to regain their footing during the 12-month reporting period. What are your comments?

A
Against a background of uncertainty about an economic recovery, mid cap stocks performed relatively better than their large cap counterparts. This relative performance was due to the better reported earnings that mid cap stocks enjoyed during the reporting period. We expect this out-performance by mid cap stocks to continue as we look forward to an improving market environment in 2003.

Q	In this environment, how did the fund perform over the 12-month reporting period ended August 31, 2002?

A
The fund’s Class A Shares had a total return of (8.27)% for the reporting period ended August 31, 2002, based on net asset value.* This represented a slight advantage over the (9.24)% return for the Standard & Poor’s 400 Mid Cap Index.

Q	As we near the end of 2002, what is your outlook for mid cap stocks?

A
Mid cap stocks should continue to out-perform other sectors of the stock market. This is because mid cap stocks continue to show more positive earnings visibility relative to other sectors of the stock market.

*
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total return, based on offering price, for Class A Shares was (12.40)% for the reporting period. Total returns, based on net asset value and redemption value, for Class B Shares was (8.87)%, and (13.85)%, respectively, for the reporting period. The maximum sales charge is 4.50% for Class A Shares. The maximum contingent deferred sales charge is 5.50% for Class B Shares.

Hibernia Mid Cap Equity Fund—Class A Shares

Growth of a $10,000 Investment

The graph below illustrates the hypothetical investment of $10,0001 in the Hibernia Mid Cap Equity Fund—Class A Shares (the “Fund”) from August 31, 19922 to August 31, 2002, compared to the Standard & Poor’s 400 Mid Cap Index (S&P 400).3

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

[1]
Represents a hypothetical investment of $10,000 in the Fund after deducting the original maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550), which was effective on July 13, 1998. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 400 has been adjusted to reflect reinvestment of dividends on securities in the index.

[2]
Hibernia Mid Cap Equity Fund—Class A Shares is the successor to a common trust fund. The quoted performance data includes performance of the common trust fund for the period from 8/31/92 to 7/12/98 when the Fund first commenced operation, as adjusted to reflect the Fund’s anticipated expenses. The common trust fund was not registered under the Investment Company Act of 1940 (“1940 Act”) and, therefore, was not subject to certain investment restrictions imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, the performance may have been adversely affected.

[3]
The S&P 400 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged. Investment cannot be made in an index.

[4]	Total returns quoted reflect the current 4.50% sales charge.

Hibernia Mid Cap Equity Fund—Class B Shares

Growth of a $10,000 Investment

The graph below illustrates the hypothetical investment of $10,0001 in the Hibernia Mid Cap Equity Fund—Class B Shares (the “Fund”) from July 13, 1998 (start of performance) to August 31, 2002, compared to the Standard & Poor’s 400 Mid Cap Index (S&P 400).2

$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
Hibernia Mid Cap Equity Fund - Class B Shares
S&P 400
$12,600
$12,067
7/13/98
1998
1999
2000
2001
8/31/02

AVERAGE ANNUAL TOTAL RETURNS[3] FOR THE PERIOD ENDED AUGUST 31, 2002

1 Year	(13.85)%
Start of Performance (7/13/98)	4.65%

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

[1]
Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a 2.00% contingent deferred sales charge on any redemption less than five years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 400 has been adjusted to reflect reinvestment of dividends on securities in the index.

[2]
The S&P 400 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged. Investment cannot be made in an index.

[3]	Total returns quoted reflect all applicable contingent deferred sales charges.

Hibernia Total Return Bond Fund
Annual Report/12-month period from September 1, 2001 through August 31, 2002

Q	What are your comments on the bond market, which continued to chug along in positive territory during the 12-month reporting period?

A
Most of the sectors of the bond market thrived on the uncertainty experienced over the past 12 months. Terrorist bombings, corporate accounting scandals, insider trading and recession were but a few of the major events with which investors were forced to contend. Treasury bonds, agency bonds and mortgage bonds were the clear winners while lower grade corporate bonds were clearly the loser. Over the past 12 months . . . quality was king.

Q	How did the fund perform in terms of its income stream and total return?
A
The fund produced a total return during the reporting period of 5.39%, based on net asset value.* This compared to a 7.99% return for the Salomon Brothers Broad Investment-Grade Bond Index.** Of the fund’s return, (0.09)% was price depreciation and 5.48% was income.

Q	What sectors of the bond market are you emphasizing in the fund’s portfolio?
A
We emphasized U.S. government agency notes and bonds as well as higher quality corporate bonds. The fund generally held an under weighting in lower yielding U.S. treasury notes and low quality corporate securities.

Q	What is your outlook for the bond market as we leave 2002?
A
Given the extraordinary decline in interest rates to near 40 year lows, we believe further significant appreciation in bond prices is unlikely. We do believe that low inflation, higher productivity and a mild economic recovery will bode well for stable interest rates for the foreseeable future.

*
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total return, based on offering price, was 2.27%, for the reporting period. The maximum sales charge is 3.00% for the fund. As of August 31, 2002, the 30-day SEC yield was 4.03% at net asset value and 3.91% at offering price.

**
Salomon Brothers Broad Investment-Grade Bond Index is an unmanaged market value-weighted index composed of over 4,000 individually priced securities with a quality rating of at least BBB. Each issue has a minimum maturity of one year with an outstanding par amount of at least $25 million. Investment cannot be made in an index.

Hibernia Total Return Bond Fund

Growth of a $10,000 Investment

The graph below illustrates the hypothetical investment of $10,0001 in the Hibernia Total Return Bond Fund (the “Fund”) from November 2, 1992 (start of performance) to August 31, 2002, compared to the Salomon Brothers Broad Investment-Grade Bond Index (“SBBIGBI”).2

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

[1]
Represents a hypothetical investment of $10,000 in the Fund after deducting the original maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550), which was effective on November 2, 1992. Effective May 1, 1994, the maximum sales charge was reduced to 3.00%. The Fund’s performance assumes the reinvestment of all dividends and distributions. The SBBIGBI has been adjusted to reflect reinvestment of dividends on securities in the index.

[2]
The SBBIGBI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. This index is unmanaged. Investment cannot be made in an index.

[3]	Total returns quoted reflect the current 3.00% sales charge.

Hibernia U.S. Government Income Fund
Annual Report/12-month period from September 1, 2001 through August 31, 2002

Q	Bond investors continued to enjoy positive returns during the 12-month reporting period. What are your comments on the bond market’s extended period of positive gains?

A
The bond markets have continued to react positively to the weak economic environment. Yields across the maturity spectrum are near all-time lows, having earned bondholders significant positive total returns. The strongest sectors for the 12-month reporting period have generally been longer-dated maturities and U.S. government agency securities.

Q	On a total return and income basis, how did the fund perform for the reporting period?
A
The fund achieved a total return of 7.39%, based on net asset value, for the 12-month reporting period ended August 31, 2002.* The 30-day SEC yield was 3.99%, based on net asset value, and 3.87%, based on offering price.

Q	What is your outlook for bonds over the next six months?
A
With yields at near-historic lows, the future upside, in total return terms, seems limited. Global economic weakness is likely to continue, however, which would tend to keep a lid on bond yields. In this scenario, bondholders should expect to earn their coupons and be wary of maturity risk.

*
Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total return, based on offering price, was 4.15% for the reporting period. The maximum sales charge is 3.00% for the fund.

Hibernia U.S. Government Income Fund

Growth of a $10,000 Investment

The graph below illustrates the hypothetical investment of $10,0001 in the Hibernia U.S. Government Income Fund (the “Fund”) from August 31, 1992 to August 31, 2002, compared to the Salomon Brothers Medium Term Broad Index (“SBMTBI”).2

$21,000
$19,000
$17,000
$15,000
$13,000
$11,000
$9,550
$9,000
$7,000
$5,000
Hibernia U.S. Government Income Fund
SBMTBI
$19,663
$17,489
8/31/92
1994
1996
1998
2000
8/31/02

AVERAGE ANNUAL TOTAL RETURNS[3] FOR THE PERIOD ENDED AUGUST 31, 2002

1 Year	4.15%
5 Years	6.28%
10 Years	5.91%

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

[1]
Represents a hypothetical investment of $10,000 in the Fund after deducting the original maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). Effective October 31, 1993, the maximum sales charge was reduced to 3.00%. The Fund’s performance assumes the reinvestment of all dividends and distributions. The SBMTBI has been adjusted to reflect reinvestment of dividends on securities in the index.

[2]
The SBMTBI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. This index is unmanaged. Investment cannot be made in an index.

[3]	Total returns quoted reflect the current 3.00% sales charge.

Hibernia Cash Reserve Fund
Annual Report/12-month period from September 1, 2001 through August 31, 2002

Q	For investors, money market funds were more rewarding than equity funds for stability in difficult times. What are your comments on the short-term marketplace during the 12-month reporting period?

A
Money markets have indeed been a “safe-haven” for investors finally learning about risks in their equity investments. With the economy showing persistent signs of weakness, rates were driven lower. The U.S. Federal Reserve Bank reacted to the market and pushed the Fed Funds Target Rate to historically low levels. Furthermore, with little expectation of the economy strengthening, the money market yield curve was flat, both in terms of maturity and quality.

Q	As a result, where did the 7-day net yield of the fund stand at the beginning and end of the reporting period ended August 31, 2002?

A	The 7-day net yield for Class A Shares at the beginning of the reporting period was 2.67%, and 1.23% at the end of the 12-month reporting period.*

Q	In this low rate environment, what was your strategy in terms of the fund’s portfolio mix and average maturity during the reporting period?

A
The portfolio continued to be managed conservatively, with an emphasis on credit quality. Exposure to the more risky issuers in the commercial paper market was limited, with a significant portion of the fund invested in U.S. Government agency securities. Average maturity has been maintained in the short-to-medium range and was generally less than the average maturity for other funds.

Q	As signals seem to be mixed about the degree of projected economic recovery, what is your outlook for rates through the rest of the year and into 2003?

A
Short-term rates should remain low for the rest of this calendar year, with a slight possibility of going lower. This should continue into 2003, until more definitive signs of economic strengthening begin to appear.

*
An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

Past performance is no guarantee of future results. Yield will vary. The 7-day net yield for Class B Shares was 1.92% at the beginning of the reporting period and 0.98% at the end of the reporting period.

Hibernia U.S. Treasury Money Market Fund
Annual Report/12-month period from September 1, 2001 through August 31, 2002

Q
During the 12-month reporting period money market funds were more rewarding than equity funds for investors in terms of stability in difficult times. What are your comments on the short-term marketplace during the 12-month reporting period?

A
Money markets have indeed been a “safe-haven” for investors finally learning about risk in their equity investments. With the economy showing persistent signs of weakness, rates have been driven lower. The U.S. Federal Reserve Bank reacted to the market and pushed the Fed Funds Target Rate to historically low levels. Furthermore, with little expectation of the economy strengthening, the money market yield curve was flat, both in terms of maturity and quality.

Q	As a result, where did the 7-day net yield of the fund stand at the beginning and end of the reporting period?

A	The 7-day net yield at the beginning of the reporting period was 2.77%, and 1.10% at the end of the reporting period.*

Q	In this low rate environment, what was your strategy in terms of the fund’s portfolio mix and average maturity during the reporting period?

A
Portfolio mix was, of course, limited to U.S. Treasury obligations. In this flat yield curve environment, the maturity structure was fairly conservative with an average maturity in the short-to-medium range, and generally shorter than other Treasury money market funds.

Q	Do you expect short-term rates to start ticking back up within the next six months or so?
A
Short-term rates should remain low for the rest of this calendar year, with a slight possibility of going lower. This should continue into 2003, until more definitive signs of economic strengthening begin to appear.

*
An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

Past performance is no guarantee of future results. Yield will vary.

Portfolio of Investments

Hibernia Funds
August 31, 2002

CAPITAL APPRECIATION FUND

Shares		Value

	COMMON STOCKS—94.8%
	Commercial Services—4.7%

53,600	McGraw-Hill Cos., Inc.	$3,398,776

13,200	Omnicom Group, Inc.	798,600

232,200	Sysco Corp.	6,585,192

	Total	10,782,568

	Communications—3.7%

163,008	SBC Communications, Inc.	4,032,818

145,670	Verizon Communications, Inc.	4,515,770

	Total	8,548,588

	Consumer Durables—1.0%

86,163	Ford Motor Co.	1,014,139

25,900	General Motors Corp.	1,239,574

	Total	2,253,713

	Consumer Non-Durables—8.6%

52,620	Anheuser-Busch Cos., Inc.	2,797,279

70,745	Coca-Cola Co.	3,607,995

1,594	Colgate-Palmolive Co.	86,953

35,600	Kimberly-Clark Corp.	2,130,304

105,674	PepsiCo, Inc.	4,179,407

55,000	Philip Morris Cos., Inc.	2,750,000

46,041	Procter & Gamble Co.	4,081,535

	Total	19,633,473

	Consumer Services—4.2%

161,940	(1) AOL Time Warner, Inc.	2,048,541

97,400	(1) Viacom, Inc., Class B	3,964,180

119,600	(1) Yum! Brands, Inc.	3,627,468

	Total	9,640,189

	Electronic Technology—9.7%

202,400	(1) Applied Materials, Inc.	2,704,064

229,020	(1) Cisco Systems, Inc.	3,165,056

5,851	(1) Dell Computer Corp.	155,695

143,400	(1) EMC Corp. Mass	969,384

86,986	Hewlett-Packard Co.	1,168,222

205,332	Intel Corp.	3,422,884

77,044	International Business Machines Corp.	5,807,577

101,700	(1) Sun Microsystems, Inc.	375,273

56,100	Texas Instruments, Inc.	1,105,170

56,000	United Technologies Corp.	3,325,840

	Total	22,199,165

Shares		Value

	Energy Minerals—7.2%

96,208	BP PLC, ADR	$4,502,534

6,105	ChevronTexaco Corp.	467,826

7,900	Conoco, Inc., Class B	193,945

247,710	Exxon Mobil Corp.	8,781,320

37,507	Royal Dutch Petroleum Co., ADR	1,695,316

37,600	Marathon Oil Corp.	930,600

	Total	16,571,541

	Finance—16.3%

73,450	AMBAC Financial Group, Inc.	4,224,110

55,116	AXA, ADR	755,089

9,395	American Express Co.	338,784

8,400	American International Group, Inc.	527,520

44,900	Bank of America Corp.	3,146,592

7,629	Bank of New York Co., Inc.	268,159

223,707	Citigroup, Inc.	7,326,404

2,655	Fannie Mae	201,196

35,400	Freddie Mac	2,269,140

120,800	Lehman Brothers Holdings, Inc.	6,886,808

25,900	MGIC Investment Corp.	1,559,439

52,800	Marsh & McLennan Cos., Inc.	2,568,720

1,610	Merrill Lynch & Co., Inc.	58,314

50,182	Morgan Stanley, Dean Witter & Co.	2,143,775

6,300	Schwab (Charles) Corp.	57,834

3,275	SunTrust Banks, Inc.	221,095

9,665	(1) Travelers Property Casualty Corp., Class A	151,935

19,857	(1) Travelers Property Casualty Corp., Class B	323,478

3,091	Wachovia Corp.	113,903

57,850	Washington Mutual, Inc.	2,187,309

41,200	Wells Fargo & Co.	2,150,228

	Total	37,479,832

	Health Services—0.9%

29,600	Cardinal Health, Inc.	1,919,264

	Health Technology—11.6%

81,581	Abbott Laboratories	3,265,687

122,456	(1) Amgen, Inc.	5,514,194

9,126	Bristol-Myers Squibb Co.	227,694

83,656	Johnson & Johnson	4,543,357

20,080	Lilly (Eli) & Co.	1,165,644

1,480	Medtronic, Inc.	60,946

39,415	Merck & Co., Inc.	1,991,246

CAPITAL APPRECIATION FUND
(continued)

Shares		Value

	COMMON STOCKS—continued
	Health Technology—continued

190,157	Pfizer, Inc.	$6,290,394

141,207	Schering Plough Corp.	3,259,058

5,764	Wyeth	246,699

912	(1) Zimmer Holdings, Inc.	33,653

	Total	26,598,572

	Industrial Services—0.7%

34,500	Schlumberger Ltd.	1,490,745

	Non-Energy Minerals—1.2%

112,802	Alcoa, Inc.	2,830,202

	Process Industries—7.6%

100,750	Ball Corp.	5,018,357

61,716	Dow Chemical Co.	1,865,058

3,663	Du Pont (E.I.) de Nemours & Co.	147,656

345,400	General Electric Co.	10,413,810

	Total	17,444,881

	Producer Manufacturing—0.9%

20,400	Avery Dennison Corp.	1,287,648

3,500	Dover Corp.	100,555

13,400	Emerson Electric Co.	653,652

3,500	Honeywell International, Inc.	104,825

	Total	2,146,680

	Retail Trade—7.6%

5,300	Home Depot, Inc.	174,529

58,550	(1) Safeway, Inc.	1,511,761

41,600	Sears, Roebuck & Co.	1,893,216

344,000	TJX Cos., Inc.	6,804,320

2,016	Target Corp.	68,947

Shares or Principal Amount		Value

129,400	Wal-Mart Stores, Inc.	$6,920,312

2,768	Walgreen Co.	96,188

	Total	17,469,273

	Technology Services—6.0%

100,000	First Data Corp.	3,475,000

185,011	(1) Microsoft Corp.	9,080,340

44,500	(1) Symantec Corp.	1,272,700

	Total	13,828,040

	Utilities—2.9%

100,000	AT&T Corp.	1,222,000

117,400	BellSouth Corp.	2,737,768

4,510	DQE, Inc.	67,695

55,700	DTE Energy Co.	2,390,087

5,502	Duke Energy Corp.	147,619

7,611	NiSource, Inc.	151,383

	Total	6,716,552

	TOTAL COMMON STOCKS (identified cost $159,851,925)	217,553,278

	Mutual Fund—0.0%
89,000	Fidelity Institutional Cash Treasury Money Market Fund (at net asset value)	89,000

	(2) REPURCHASE AGREEMENT—5.1%
$11,817,000	State Street Corp., 1.71%, dated 8/30/2002, due 9/3/2002 (at amortized cost)	11,817,000

	TOTAL INVESTMENTS (identified cost $171,757,925)	$229,459,278

LOUISIANA MUNICIPAL INCOME FUND

Principal Amount		Credit Rating (4)	Value

	(3) LONG-TERM MUNICIPALS—97.3%
	Louisiana—97.3%

$1,000,000	Bossier City, LA, Revenue Bonds, 5.00% (FGIC INS), 12/1/2019	AAA	$ 1,031,650

500,000	Bossier City, LA, Refunding Revenue Bonds, 5.20% (FGIC INS)/(Original Issue Yield: 5.35%), 11/1/2014	AAA	528,340

1,000,000	Calcasieu Parish, LA, IDB, Sales Tax, 5.50% (FSA INS), 11/1/2019	AAA	1,050,540

115,000	East Baton Rouge, LA, Mortgage Finance Authority, Refunding Revenue Bonds, 4.80% (GNMA COL), 10/1/2004	Aaa	120,575

295,000	East Baton Rouge, LA, Mortgage Finance Authority, SFM Purchasing Revenue Bonds (Series B), 5.40% (FNMA and GNMA COL), 10/1/2025	Aaa	298,313

220,000	East Baton Rouge, LA, Mortgage Finance Authority, SFM Refunding Revenue Bonds (Series C), 7.00%, 4/1/2032	Aaa	224,528

750,000	East Baton Rouge Parish, LA, Refunding Revenue Bonds, 5.00% (FGIC INS)/(Original Issue Yield: 4.72%), 2/1/2013	AAA	800,003

1,500,000	East Baton Rouge Parish, LA, Refunding Revenue Bonds, 5.40% (FGIC INS)/(Original Issue Yield: 5.85%), 2/1/2018	AAA	1,569,150

Principal Amount		Credit Rating (4)	Value

$1,250,000	East Baton Rouge Parish, LA, Sales & Use Tax Revenue Bonds (Series ST), 5.90% (FGIC INS), 2/1/2017	AAA	$ 1,318,425

930,000	East Baton Rouge Parish, LA, Sales & Use Tax Revenue Bonds (Series ST—A), 4.80% (FGIC INS)/(Original Issue Yield: 5.15%), 2/1/2011	AAA	953,650

500,000	East Baton Rouge Parish, LA, Sales and Use Tax Revenue Bonds (Series ST), 5.20% (FSA INS)/(Original Issue Yield: 5.65%), 2/1/2017	AAA	509,180

1,000,000	Ernest N. Morial-New Orleans, LA, Exhibit Hall Authority, Special Tax Refunding Bonds (Series C), 5.50% (MBIA INS)/(Original Issue Yield: 5.58%), 7/15/2018	AAA	1,065,400

1,200,000	Ernest N. Morial-New Orleans, LA, Exhibit Hall Authority, Special Tax Refunding Bonds (Series C), 5.60% (MBIA INS)/(Original Issue Yield: 5.65%), 7/15/2025	AAA	1,256,364

1,450,000	Greater New Orleans Expressway Commission, LA, Refunding Revenue Bonds, 6.00% (Louisiana Expressway)/(MBIA INS)/(Original Issue Yield: 6.55%), 11/1/2016	AAA	1,489,049

1,300,000	Harahan, LA, Refunding Revenue Bonds, 6.10%, 6/1/2024	AA	1,396,889

LOUISIANA MUNICIPAL INCOME FUND
(continued)

Principal Amount		Credit Rating (4)	Value

	(3) LONG-TERM MUNICIPALS— continued
	Louisiana—continued

$ 85,000	Jefferson, LA, Housing Development Corp., Multifamily Refunding Revenue Bonds (Series A), 7.375% (Concordia Project)/(FNMA COL)/(Original Issue Yield: 7.544%), 8/1/2005	AAA	$ 86,118

500,000	Jefferson Parish, LA, Home Mortgage Authority, Refunding Revenue Bonds, 5.85% (FNMA and GNMA COL), 12/1/2028	AAA	519,690

2,000,000	Jefferson Parish, LA, Home Mortgage Authority, Refunding Revenue Bonds (Series A), 6.15% (FNMA and GNMA COL), 6/1/2028	AAA	2,210,720

1,000,000	Jefferson Parish, LA, Hospital Service District No. 2, Refunding Revenue Bonds, 5.75% (MBIA INS)/(Original Issue Yield: 6.05%), 7/1/2016	AAA	1,046,830

1,000,000	Jefferson Parish, LA, School Board, GO UT Capital Appreciation Bonds, (FSA INS)/(Original Issue Yield: 5.10%), 3/1/2010	AAA	740,750

500,000	Lafayette Parish, LA, School Board, Revenue Bonds, 4.50% (FGIC INS)/(Original Issue Yield: 4.85%), 4/1/2013	AAA	521,340

Principal Amount		Credit Rating (4)	Value

$1,500,000	Lafayette, LA, Public Improvement Sales Tax, (Series A), 5.625% (FGIC INS)/(Original Issue Yield: 5.69%), 3/1/2025	AAA	$ 1,597,365

400,000	Lafayette, LA, Public Power Authority, Refunding Revenue Bonds, 5.50% (AMBAC INS), 11/1/2011	AAA	406,856

1,650,000	Louisiana HFA, Multifamily Housing Refunding Revenue Bonds (Series A), 6.10% (Woodward Wright Apartments Project)/(GNMA COL), 12/20/2018	Aaa	1,693,411

350,000	Louisiana HFA, Multifamily Housing Refunding Revenue Bonds, 5.85% (Woodward Wright Apartments Project)/(GNMA COL), 12/20/2008	Aaa	361,595

1,000,000	Louisiana HFA, Multifamily Housing Refunding Revenue Bonds, 6.20% (Woodward Wright Apartments Project)/(GNMA COL), 6/20/2028	Aaa	1,026,560

1,000,000	Louisiana HFA, Revenue Bonds, 7.10% (Villa Maria Retirement Center)/ (GNMA COL), 1/20/2035	AAA	1,034,940

200,000	Louisiana HFA, SFM Revenue Bonds (Series A-2), 6.55% (FNMA, GNMA and FHLMC COL), 12/1/2026	Aaa	207,558

LOUISIANA MUNICIPAL INCOME FUND
(continued)

Principal Amount		Credit Rating (4)	Value

	(3) LONG-TERM MUNICIPALS— continued
	Louisiana—continued

$1,000,000	Louisiana Local Government Environmental Facilities (Series A), Revenue Bonds, 5.20% (AMBAC INS)/(Original Issue Yield: 5.30%), 6/1/2031	AAA	$ 1,018,260

1,500,000	Louisiana Local Government Environmental Facilities, Revenue Bonds, 5.25% (AMBAC INS), 12/1/2018	AAA	1,633,125

1,000,000	Louisiana PFA, Hospital Revenue Bonds, 5.00% (Franciscan Missionaries of Our Lady Health System)/(MBIA INS)/(Original Issue Yield: 5.24%), 7/1/2019	AAA	1,015,150

215,000	Louisiana PFA, Hospital Revenue Bonds, 5.00% (Louisiana Health System Corporate Project)/(FSA INS)/(Original Issue Yield: 5.10%), 10/1/2013	AAA	228,575

2,045,000	Louisiana PFA, Multifamily Housing Revenue Bonds (Series A), 7.50% (FHLMC COL), 6/1/2021	AAA	2,178,825

1,045,000	Louisiana PFA, Refunding Revenue Bonds (Series A), 5.125% (Tulane University, LA)/(Original Issue Yield: 5.25%), 7/1/2027	AAA	1,058,386

Principal Amount		Credit Rating (4)	Value

$1,890,000	Louisiana PFA, Refunding Revenue Bonds (Series A), 6.75% (Bethany Home Project)/(FHA INS), 8/1/2025	AAA	$ 1,972,706

1,000,000	Louisiana PFA, Refunding Revenue Bonds (Series A-2), 5.125% (Tulane University, LA)/(MBIA INS)/(Original Issue Yield: 5.24%), 11/15/2017	AAA	1,049,720

350,000	Louisiana PFA, Refunding Revenue Bonds (Series B), 6.50% (Alton Ochsner Medical Foundation)/(MBIA INS)/(Original Issue Yield: 6.743%), 5/15/2022	AAA	358,001

1,000,000	Louisiana PFA, Refunding Revenue Bonds, 5.45% (AMBAC INS)/(Original Issue Yield: 5.45%), 2/1/2013	Aaa	1,070,820

760,000	Louisiana PFA, Refunding Revenue Bonds, 6.50% (MBIA INS)/(Original Issue Yield: 6.744%), 5/15/2022	AAA	777,374

1,000,000	Louisiana PFA, Revenue Bonds, 5.00% (FSA INS)/(Original Issue Yield: 5.38%), 8/1/2017	AAA	1,044,820

500,000	Louisiana PFA, Revenue Bonds, 5.10% (Tulane University, LA)/(MBIA INS)/(Original Issue Yield: 5.27%), 11/15/2021	AAA	510,910

LOUISIANA MUNICIPAL INCOME FUND
(continued)

Principal Amount		Credit Rating (4)	Value

	(3) LONG-TERM MUNICIPALS— continued
	Louisiana—continued

$1,500,000	Louisiana PFA, Revenue Bonds, 5.25% (Xavier University of LA Project)/(MBIA INS), 9/1/2027	AAA	$ 1,530,630

750,000	Louisiana PFA, Revenue Bonds, 6.00% (General Health, Inc.)/(MBIA INS)/(Original Issue Yield: 6.15%), 11/1/2012	AAA	770,115

385,000	Louisiana PFA, Student Loan Refunding Revenue Bonds (Series A-2), 6.75% (Student Loans GTD), 9/1/2006	Aaa	392,758

85,000	Louisiana PFA, Student Opportunity Loans Revenue Bonds (Series A), 6.80% (FSA INS), 1/1/2006	AAA	86,923

80,000	Louisiana PFA, Student Opportunity Loans Revenue Bonds (Series A), 6.85% (FSA INS), 1/1/2009	AAA	81,757

500,000	Louisiana Stadium and Expo District (Series A), Refunding Revenue Bonds, 6.00% (FGIC INS), 7/1/2016	AAA	549,685

2,445,000	Louisiana Stadium and Expo District (Series B), Refunding Revenue Bonds, 4.75% (FGIC INS)/(Original Issue Yield: 5.03%), 7/1/2021	AAA	2,447,469

1,500,000	Louisiana Stadium and Expo District (Series B), Refunding Revenue Bonds, 5.75% (FGIC INS)/(Original Issue Yield: 5.85%), 7/1/2026	AAA	1,715,505

Principal Amount		Credit Rating (4)	Value

$ 500,000	Louisiana State Office Facilities, Revenue Bonds, 5.375% (MBIA INS)/(Original Issue Yield: 5.43%), 3/1/2019	AAA	$ 527,435

1,250,000	Louisiana State University and Agricultural and Mechanical College, University & College Improvement Refunding Revenue Bonds, 5.00% (University of New Orleans Project)/(AMBAC INS), 10/1/2030	AAA	1,251,175

1,500,000	Louisiana State, (Series A), 5.00% (FGIC INS)/(Original Issue Yield: 5.23%), 11/15/2015	AAA	1,591,590

1,000,000	Louisiana State, (Series A), 5.00% (FGIC INS)/(Original Issue Yield: 5.42%), 11/15/2019	AAA	1,031,510

900,000	Louisiana State, GO UT Bonds (Series A), 5.125% (FGIC INS)/(Original Issue Yield: 5.30%), 4/15/2009	AAA	985,149

1,000,000	Louisiana State, GO UT Bonds (Series B), 5.00% (FSA INS)/(Original Issue Yield: 5.17%), 4/15/2018	AAA	1,036,120

525,000	Monroe-Brentwood, LA, Housing Development Corp., Multifamily Housing Mortgage Refunding Revenue Bonds, 6.50% (FNMA COL), 2/1/2010	Aaa	525,525

1,020,000	Monroe-Brentwood, LA, Housing Development Corp., Multifamily Housing Mortgage Refunding Revenue Bonds, 6.70% (FNMA COL), 8/1/2021	Aaa	1,020,938

LOUISIANA MUNICIPAL INCOME FUND
(continued)

Principal Amount		Credit Rating (4)	Value

	(3) LONG-TERM MUNICIPALS— continued
	Louisiana—continued

$2,000,000	New Orleans, LA, Audubon Park, GO LT Bonds, 6.00% (FGIC INS)/(Original Issue Yield: 6.25%), 10/1/2013	AAA	$ 2,128,580

250,000	New Orleans, LA, Aviation Board, Refunding Revenue Bonds, 6.00% (FSA INS)/(Original Issue Yield: 6.16%), 9/1/2019	AAA	268,322

2,000,000	New Orleans, LA, GO UT, 5.125% (MBIA INS)/(Original Issue Yield: 5.29%), 9/1/2021	AAA	2,061,900

1,900,000	New Orleans, LA, GO Refunding Bonds, 6.20% (AMBAC INS)/(Original Issue Yield: 6.30%), 10/1/2021	AAA	2,074,420

4,750,000	New Orleans, LA, GO UT Capital Appreciation Bonds, (AMBAC INS)/(Original Issue Yield: 7.10%), 9/1/2013	AAA	2,952,030

980,000	New Orleans, LA, GO UT Refunding Bonds, 5.875% (AMBAC INS)/(Original Issue Yield: 6.00%), 10/1/2011	AAA	1,085,252

25,000	New Orleans, LA, Home Mortgage Authority, SFM Revenue Bonds, 5.35% (FNMA and GNMA COL), 12/1/2020	Aaa	26,248

Principal Amount		Credit Rating (4)	Value

$1,000,000	New Orleans, LA, Home Mortgage Authority, Special Obligation Revenue Bonds, 6.25% (U.S. Treasury COL)/(Original Issue Yield: 6.517%), 1/15/2011	Aaa	$ 1,177,660

110,000	New Orleans, LA, Housing Development Corp., Multifamily Housing Refunding Revenue Bonds, 7.375% (FNMA COL)/(Original Issue Yield: 7.499%), 8/1/2005	AAA	111,528

370,000	New Orleans, LA, Housing Development Corp., Multifamily Housing Revenue Bonds, 7.375% (Southwood Patio)/(FNMA COL)/(Original Issue Yield: 7.544%), 8/1/2005	AAA	372,871

1,145,000	Orleans, LA, Levee District, Refunding Revenue Bonds (Series A), 5.95% (FSA INS)/(Original Issue Yield: 6.039%), 11/1/2014	AAA	1,295,625

790,000	Ouachita Parish, LA, East Ouachita Parish School District, GO UT Bonds, 5.75% (FGIC INS)/(Original Issue Yield: 5.78%), 3/1/2020	AAA	859,891

780,000	Ouachita Parish, LA, East Ouachita Parish School District, GO UT Bonds, 5.75% (FGIC INS)/(Original Issue Yield: 5.81%), 3/1/2021	AAA	843,820

LOUISIANA MUNICIPAL INCOME FUND
(continued)

Principal Amount		Credit Rating (4)	Value

	(3) LONG-TERM MUNICIPALS— continued
	Louisiana—continued

$1,020,000	Ouachita Parish, LA, East Ouachita Parish School District, GO UT Bonds, 5.75% (FGIC INS)/(Original Issue Yield: 5.85%), 3/1/2024	AAA	$ 1,091,380

1,000,000	Rapides Parish, LA, Consolidated School District No. 62, GO UT Bonds, (Series A), 5.00% (Original Issue Yield: 5.00%), 3/1/2018	AAA	1,032,180

2,500,000	Rapides Parish, LA, Industrial Development, Refunding Revenue Bonds, 5.875% (AMBAC INS)/(Original Issue Yield: 5.95%), 9/1/2029	AAA	2,708,900

1,000,000	Shreveport, LA, GO UT Public Improvement Bonds, 5.00%, 3/1/2017	AAA	1,037,910

870,000	Shreveport, LA, GO UT Bonds, (Series A), 4.00% (Original Issue Yield: 4.03%), 11/1/2012	AAA	884,842

750,000	Shreveport, LA, Revenue Bonds, (Series A), 5.375% (FSA INS), 1/1/2028	AAA	763,080

500,000	Shreveport, LA, Revenue Bonds, (Series B), 5.375% (FSA INS), 1/1/2024	AAA	509,945

750,000	Shreveport, LA, Water & Sewer, Revenue Bonds, (Series A), 5.95% (FGIC INS), 12/1/2014	AAA	795,097

Principal Amount		Credit Rating (4)	Value

$ 380,000	St. Charles Parish, LA, Consolidated Waterworks and Wastewater District No. 1, Utility Refunding Revenue Bonds, 7.15% (MBIA INS), 7/1/2016	AAA	$ 387,406

500,000	St. Charles Parish, LA, Environmental Improvement Revenue Bonds, 5.95% (LA Power & Light Co.)/(FSA INS)/(Original Issue Yield: 5.986%), 12/1/2023	AAA	516,425

1,000,000	St. Charles Parish, LA, Solid Waste Disposal Revenue Bonds, 7.00% (LA Power & Light Co.)/(AMBAC INS)/(Original Issue Yield: 7.04%), 12/1/2022	AAA	1,032,140

1,000,000	St. James Parish, LA, GO UT Bonds, 5.50% (AMBAC INS), 3/1/2012	AAA	1,058,330

400,000	St. Tammany Parish, LA, Hospital Service District No. 2, Hospital Refunding Revenue Bonds, 6.125% (Connie Lee INS)/(Original Issue Yield: 6.315%), 10/1/2011	AAA	438,304

1,000,000	St. Tammany Parish, LA, Hospital Service District No. 2, Revenue Bonds, 6.25% (Connie Lee INS)/(Original Issue Yield: 6.40%), 10/1/2014	AAA	1,105,620

500,000	St. Tammany Parish, LA, Wide School District No. 12, GO UT Bonds, 5.375% (FSA INS), 3/1/2013	AAA	524,680

LOUISIANA MUNICIPAL INCOME FUND
(continued)

Principal Amount		Credit Rating (4)	Value

	(3) LONG-TERM MUNICIPALS— continued
	Louisiana—continued

$625,000	State Colleges & Universities, LA, Recreational Facility Improvements, 5.50% (University of Southwestern, LA Cajundome)/(MBIA INS)/(Original Issue Yield: 5.499%), 9/1/2017	AAA	$670,738

500,000	State Colleges & Universities, LA, Revenue Bonds, 5.65% (University of Southwestern, LA Cajundome)/(MBIA INS), 9/1/2026	AAA	526,815

Shares		Credit Rating (4)	Value

	TOTAL LONG-TERM MUNICIPALS (identified cost $79,280,065)		$84,868,684

	MUTUAL FUND—1.4%

1,219,900	Federated Tax-Free Obligations Fund, Institutional Shares (at net asset value)		1,219,900

	TOTAL INVESTMENTS (identified cost $80,499,965)		$86,088,584

MID CAP EQUITY FUND

Shares		Value

	COMMON STOCKS—93.4%
	Commercial Services—1.7%

11,200	(1) Dun & Bradstreet Corp.	$ 395,248

1,200	McGraw-Hill Cos., Inc.	76,092

8,700	(1) Robert Half International, Inc.	150,684

8,200	Viad Corp.	181,466

	Total	803,490

	Communications—0.3%

4,434	Verizon Communications, Inc.	137,454

	Consumer Durables—3.9%

4,600	Centex Corp.	232,254

8,550	D. R. Horton, Inc.	177,498

5,800	(1) Electronic Arts, Inc.	366,908

11,500	Harley Davidson, Inc.	566,145

4,800	Lennar Corp.	253,440

3,600	(1) Mohawk Industries, Inc.	178,200

	Total	1,774,445

	Consumer Non-Durables—6.3%

7,760	Church and Dwight, Inc.	242,888

6,800	(1) Coach, Inc.	167,484

4,700	(1) Constellation Brands, Inc., Class A	133,527

6,400	(1) Dean Foods Co.	242,240

14,500	Dial Corp.	293,045

13,880	Hormel Foods Corp.	316,880

8,570	(1) Jones Apparel Group, Inc.	309,291

20,200	McCormick & Co., Inc.	467,630

8,800	R.J. Reynolds Tobacco Holdings, Inc.	517,792

16,000	Tyson Foods, Inc., Class A	198,720

	Total	2,889,497

	Consumer Services—6.7%

15,600	(1) Apollo Group, Inc., Class A	652,548

7,569	(1) Cendant Corp.	108,312

4,000	(1) DeVry, Inc.	72,040

2,750	Dow Jones & Co.	117,012

3,200	(1) Education Management Corp.	132,192

4,300	(1) Entercom Communications Corp.	188,340

4,000	Media General, Inc., Class A	214,680

3,300	(1) Papa Johns International, Inc.	99,792

8,900	(1) Pixar, Inc.	434,676

4,900	Readers Digest Association, Inc., Class A	83,692

26,060	Ruby Tuesday, Inc.	519,636

400	Washington Post Co., Class B	258,800

6,100	(1) Westwood One, Inc.	213,073

	Total	3,094,793

Shares		Value

	Distribution Services—3.7%

6,400	Amerisource Bergen Corp.	$ 464,064

13,800	(1) Avnet, Inc.	213,624

5,000	(1) CDW Computer Centers, Inc.	214,600

4,800	(1) Henry Schein, Inc.	239,856

9,000	(1) Patterson Dental Co.	429,300

4,600	(1) Tech Data Corp.	152,122

	Total	1,713,566

	Electronic Technology—4.9%

13,000	(1) Altera Corp.	139,230

8,000	(1) Cypress Semiconductor Corp.	84,240

10,400	Harris Corp.	332,280

2,600	(1) International Rectifier Corp.	56,576

13,800	(1) Jabil Circuit, Inc.	258,198

9,800	(1) L-3 Communications Holdings, Inc.	498,722

8,400	Linear Technology Corp.	220,248

15,600	(1) Microchip Technology, Inc.	328,380

1,000	Northrop Grumman Corp.	122,800

13,950	(1) Vishay Intertechnology, Inc.	199,764

	Total	2,240,438

	Energy Minerals—1.5%

2,800	Ashland, Inc.	80,248

6,800	Noble Energy, Inc.	226,780

1,760	Phillips Petroleum Co.	92,541

8,850	Valero Energy Corp.	287,359

	Total	686,928

	Finance—21.7%

7,500	AFLAC, Inc.	229,575

2,100	Allmerica Financial Corp.	46,725

2,305	AMBAC Financial Group, Inc.	132,561

5,735	American International Group, Inc.	360,158

3,600	(1) Americredit Corp.	51,696

15,263	AmSouth Bancorporation	342,960

7,800	Astoria Financial Corp.	261,144

4,737	Bear Stearns Cos., Inc.	302,836

9,600	(1) ChoicePoint, Inc.	412,512

7,700	City National Corp.	415,184

4,510	Fidelity National Financial, Inc.	135,075

7,809	Fifth Third Bancorp	523,359

9,900	First Tennessee National Corp.	379,170

8,550	(1) Fiserv, Inc.	314,726

6,200	GreenPoint Financial Corp.	316,200

4,650	(1) Investment Technology Group, Inc.	157,635

7,000	Lehman Brothers Holdings, Inc.	399,070

8,100	M & T Bank Corp.	694,980

MID CAP EQUITY FUND
(continued)

Shares		Value

	COMMON STOCKS—continued
	Finance—continued

13,000	Marshall & Ilsley Corp.	$ 397,800

7,800	Mercantile Bankshares Corp.	317,226

8,300	(1) NCO Group, Inc.	143,341

21,500	North Fork Bancorp, Inc.	902,355

7,400	Old Republic International Corp.	237,540

18,000	PMI Group, Inc.	610,200

14,500	Radian Group, Inc.	630,170

7,550	SEI Investments, Co.	218,950

8,200	TCF Financial Corp.	398,520

17,574	Washington Mutual, Inc.	664,473

	Total	9,996,141

	Health Services—4.1%

6,637	(1) Anthem, Inc.	418,861

6,329	Cardinal Health, Inc.	410,372

10,600	(1) Express Scripts, Inc.	508,800

9,800	(1) Quest Diagnostic, Inc.	549,290

	Total	1,887,323

	Health Technology—5.3%

9,370	Allergan, Inc.	550,206

2,000	(1) Barr Laboratories, Inc.	141,420

7,200	(1) Forest Laboratories, Inc.	525,600

10,000	(1) Gilead Sciences, Inc.	320,800

3,600	Hillenbrand Industries, Inc.	212,472

7,600	(1) IDEC Pharmaceuticals Corp.	305,368

9,825	Ivax Corp.	134,603

7,000	Mylan Laboratories, Inc.	228,550

	Total	2,419,019

	Industrial Services—3.8%

13,800	(1) BJ Services Co.	420,900

15,900	ENSCO International, Inc.	424,053

9,100	Granite Construction, Inc.	166,530

9,400	Helmerich & Payne, Inc.	342,724

5,800	(1) Nabors Industries Ltd.	191,516

5,000	(1) Weatherford International Ltd.	204,200

	Total	1,749,923

	Miscellaneous—4.1%

23,200	Midcap SPDR Trust Series I	1,884,536

	Non-Energy Minerals—0.8%

4,974	Georgia-Pacific Corp.	104,703

2,600	Martin Marietta Materials, Inc.	95,264

4,180	Vulcan Materials Co.	163,104

	Total	363,071

Shares		Value

	Process Industries—2.7%

4,000	Air Products & Chemicals, Inc.	$ 187,640

7,790	Albemarle Corp.	240,166

8,000	Ball Corp.	398,480

8,995	Cabot Corp.	214,441

1,700	(1) Cabot Microelectronics Corp.	72,165

8,000	Glatfelter (P.H.) Co.	109,200

	Total	1,222,092

	Producer Manufacturing—5.6%

5,300	(1) American Standard Companies, Inc.	379,639

4,150	Cummins Engine Co., Inc.	123,629

5,600	Danaher Corp.	336,840

7,200	(1) Energizer Holdings, Inc.	205,344

2,500	Harsco Corp.	75,875

2,500	Ingersoll-Rand Co.	93,875

4,200	Johnson Controls, Inc.	362,418

3,300	(1) Lear Corp.	153,780

3,900	(1) SPX Corp.	423,540

3,600	Teleflex, Inc.	174,132

4,060	Trinity Industries, Inc.	73,648

2,955	United Technologies Corp.	175,497

	Total	2,578,217

	Retail Trade—4.8%

8,300	(1) Abercrombie & Fitch Co., Class A	189,240

9,560	(1) Bed Bath & Beyond, Inc.	306,494

12,000	Claire’s Stores, Inc.	255,360

3,000	(1) Michaels Stores, Inc.	139,470

7,500	Pier 1 Imports, Inc.	134,250

16,300	Ross Stores, Inc.	588,593

13,500	Ruddick Corp.	226,395

15,620	Tiffany & Co.	387,376

	Total	2,227,178

	Technology Services—6.2%

10,000	(1) Affiliated Computer Services, Inc., Class A	445,000

16,400	(1) Concord EFS, Inc.	334,724

8,900	(1) DST Systems, Inc.	303,312

6,500	First Data Corp.	225,875

3,600	(1) Intuit, Inc.	160,668

10,900	Paychex, Inc.	255,060

25,000	(1) Rational Software Corp.	170,000

21,000	(1) SunGuard Data Systems, Inc.	517,650

15,300	(1) Symantec Corp.	437,580

	Total	2,849,869

MID CAP EQUITY FUND
(continued)

Shares		Value

	COMMON STOCKS—continued
	Transportation—0.9%

7,700	CNF Inc.	$236,390

6,000	Overseas Shipholding Group, Inc.	105,240

2,800	US Freightways Corp.	75,600

	Total	417,230

	Utilities—4.4%

5,600	Black Hills Corp.	152,600

18,900	Energy East Corp.	395,388

3,500	MDU Resources Group, Inc.	84,455

4,454	NSTAR	189,740

8,550	NiSource, Inc.	170,060

4,600	PNM Resources, Inc.	101,568

19,270	Questar Corp.	480,594

8,000	SCANA Corp.	223,840

5,000	TXU Corp.	241,800

	Total	2,040,045

	TOTAL COMMON STOCKS (identified cost $42,519,284)	42,975,255

Shares or Principal Amount		Value

	Mutual Fund—0.2%
96,000	Fidelity Institutional Cash Treasury Money Market Fund (at net asset value)	$96,000

	(2) REPURCHASE AGREEMENT—6.4%
$2,938,000	State Street Corp., 1.71%, dated 8/30/2002, due 9/3/2002 (at amortized cost)	2,938,000

	TOTAL INVESTMENTS (identified cost $45,553,284)	$46,009,255

TOTAL RETURN BOND FUND

Principal Amount		Value

	CORPORATE BONDS—36.4%
	Banking—3.5%

$1,500,000	Swiss Bank Corp. New York, Sub. Note, 7.25%, 9/1/2006	$ 1,680,435

	Consumer Durables—3.1%

1,500,000	Ford Motor Co., Note, 7.25%, 10/1/2008	1,491,255

	Consumer Non-Durables—3.4%

1,500,000	Nabisco, Inc., Note, 6.375%, 2/1/2035	1,593,975

	Electronic Technology—1.1%

500,000	International Business Machines Corp., Sr. Note, 5.25%, 12/1/2003	517,560

	Finance—9.5%

1,000,000	AFLAC, Inc., Sr. Note, 6.50%, 4/15/2009	1,073,280

1,250,000	American Express Co., Sr. Unsub., 6.75%, 6/23/2004	1,336,650

1,000,000	Bank of America Corp., Sub. Note, 7.50%, 10/15/2002	1,006,820

1,000,000	Lehman Brothers, Inc., Sr. Sub. Note, 6.50%, 4/15/2008	1,088,600

	Total	4,505,350

	Finance-Insurance—3.4%

1,500,000	Old Republic International Corp., Deb., 7.00%, 6/15/2007	1,616,595

	Process Industries—4.3%

1,000,000	Du Pont (E.I.) de Nemours & Co., Note, 6.50%, 9/1/2002	1,000,580

1,000,000	Lubrizol Corp., Sr. Note, 5.875%, 12/1/2008	1,029,370

	Total	2,029,950

	Retail Trade—5.8%

1,000,000	Dayton-Hudson Corp., Note, 7.50%, 7/15/2006	1,128,210

1,500,000	Wal-Mart Stores, Inc., Unsecd. Note, 6.55%, 8/10/2004	1,611,285

	Total	2,739,495

	Technology Services—2.3%

1,000,000	First Data Corp., Note, 5.80%, 12/15/2008	1,064,770

	TOTAL CORPORATE BONDS (identified cost $16,023,344)	17,239,385

Principal Amount		Value

	GOVERNMENT AGENCIES—35.7%
	Federal Home Loan Bank—1.3%

$550,000	7.01%, 6/14/2006	$624,404

	Federal Home Loan Mortgage Corporation—4.9%

2,000,000	Unsecd. Bond, 6.75%, 9/15/2029	2,314,860

	Federal National Mortgage Association—13.1%

1,500,000	Unsecd. Note, 6.00%, 12/15/2005	1,641,285

1,000,000	Unsecd. Note, 6.50%, 8/15/2004	1,079,420

2,000,000	Unsecd. Note, 7.125%, 3/15/2007	2,302,980

1,000,000	Unsecd. Note, 7.125%, 6/15/2010	1,178,200

	Total	6,201,885

	(5) Federal National Mortgage Association—0.0%

3,369	Pool 76204, 11.00%, 6/1/2019	3,761

3,639	Pool 85131, 11.00%, 5/1/2017	4,086

	Total	7,847

	(5) Government National Mortgage Association 15-Year—0.9%

387,294	Pool 420153, 7.00%, 9/15/2010	416,341

	(5) Government National Mortgage Association 30-Year—15.5%

19,849	Pool 147875, 10.00%, 3/15/2016	22,107

75,643	Pool 168511, 8.00%, 7/15/2016	82,320

20,138	Pool 174673, 8.00%, 8/15/2016	21,842

14,410	Pool 177145, 8.00%, 1/15/2017	15,683

2,440	Pool 188080, 8.00%, 9/15/2018	2,664

15,184	Pool 212047, 8.00%, 5/15/2017	16,579

22,228	Pool 212660, 8.00%, 4/15/2017	24,109

37,114	Pool 216950, 8.00%, 6/15/2017	40,524

53,060	Pool 217533, 8.00%, 5/15/2017	57,552

11,349	Pool 225725, 10.00%, 9/15/2020	12,640

32,497	Pool 227430, 9.00%, 8/15/2019	35,838

10,199	Pool 253449, 10.00%, 10/15/2018	11,439

20,790	Pool 279619, 10.00%, 9/15/2019	23,096

10,136	Pool 279629, 9.00%, 10/15/2019	11,207

17,696	Pool 283261, 9.00%, 11/15/2019	19,626

31,217	Pool 287853, 9.00%, 4/15/2020	34,378

7,508	Pool 288967, 9.00%, 4/15/2020	8,302

21,432	Pool 288994, 9.00%, 5/15/2020	23,696

7,137	Pool 289082, 9.00%, 4/15/2020	7,875

TOTAL RETURN BOND FUND
(continued)

Principal Amount		Value

	GOVERNMENT AGENCIES— continued
	(5) Government National Mortgage Association 30-Year—continued

$17,972	Pool 291100, 9.00%, 5/15/2020	$19,870

3,466	Pool 292364, 10.00%, 9/15/2020	3,805

14,038	Pool 296315, 10.00%, 9/15/2020	15,595

154,532	Pool 302101, 7.00%, 6/15/2024	162,645

190,214	Pool 345031, 7.00%, 10/15/2023	200,794

206,389	Pool 345090, 7.00%, 11/15/2023	217,868

95,433	Pool 360772, 7.00%, 2/15/2024	100,891

122,028	Pool 382074, 7.00%, 9/15/2025	128,435

84,753	Pool 404653, 7.00%, 9/15/2025	89,150

205,808	Pool 408884, 7.00%, 9/15/2025	216,226

249,608	Pool 410108, 7.00%, 9/15/2025	262,712

217,468	Pool 410786, 7.00%, 9/15/2025	228,885

365,305	Pool 415427, 7.50%, 8/15/2025	388,364

222,262	Pool 415865, 7.00%, 9/15/2025	233,793

524,298	Pool 418781, 7.00%, 9/15/2025	551,498

477,273	Pool 420157, 7.00%, 10/15/2025	502,329

1,315,293	Pool 532641, 7.00%, 12/15/2030	1,376,533

2,091,795	Pool 780717, 7.00%, 2/15/2028	2,199,000

	Total	7,369,870

	TOTAL GOVERNMENT AGENCIES (identified cost $15,409,116)	16,935,207

	LONG-TERM MUNICIPALS—8.8%

1,175,000	Liberal, KS, GO UT Bond (Series 2), 6.50% (FSA INS), 12/1/2010	1,289,997

2,000,000	New Orleans, LA Aviation Board, Revenue Bond, 7.10% (AMBAC INS), 10/1/2027	2,126,500

360,000	Vail, CO Sales Tax Revenue, Refunding Revenue Bond (Series B), 6.00% (MBIA INS), 12/1/2006	393,170

350,000	Vail, CO Sales Tax Revenue, Refunding Revenue Bond (Series B), 6.05% (MBIA INS), 12/1/2007	385,721

	TOTAL LONG-TERM MUNICIPALS (identified cost $3,870,180)	4,195,388

Principal Amount or Shares		Value

	TREASURY SECURITIES—14.3%
	U.S. Treasury Bond—14.3%

$3,000,000	6.00%, 2/15/2026	$3,357,060

1,250,000	6.125%, 11/15/2027	1,426,213

1,300,000	12.50%, 8/15/2014	1,976,819

	TOTAL TREASURY SECURITIES (identified cost $6,483,914)	6,760,092

	MUTUAL FUND—0.2%
100,000	Fidelity Institutional Cash Treasury Money Market Fund (at net asset value)	100,000

	(2) REPURCHASE AGREEMENT—4.5%
$2,138,000	State Street Corp., 1.71%, dated 8/30/2002, due 9/3/2002 (at amortized cost)	2,138,000

	TOTAL INVESTMENTS (identified cost $44,024,554)	$47,368,072

U.S. GOVERNMENT INCOME FUND

Principal Amount		Value

	LONG-TERM OBLIGATIONS—95.9%
	Corporate Bonds—15.4%

$2,000,000	Alcoa, Inc., 6.500%, 6/1/2011	$ 2,200,420

1,200,000	Bear Stearns Cos., Inc., 6.150%, 3/2/2004	1,253,400

2,000,000	Boeing Capital Corp., 6.350%, 11/15/2007	2,123,900

2,000,000	Computer Sciences Corp., 7.375%, 6/15/2011	2,224,980

1,000,000	Ford Motor Credit Co., 6.125%, 3/20/2004	1,014,140

1,500,000	GE Global Insurance, 7.500%, 6/15/2010	1,661,280

1,000,000	Ingersoll-Rand Co., 6.250%, 5/15/2006	1,079,300

1,000,000	J.P. Morgan & Co., Inc., 6.000%, 1/15/2009	1,012,630

500,000	Wal-Mart Stores, Inc., 4.150%, 6/15/2005	517,950

	Total	13,088,000

	Federal Home Loan Bank—3.7%

2,000,000	5.980%, 6/18/2008	2,208,840

850,000	7.010%, 6/14/2006	964,988

	Total	3,173,828

	Federal Home Loan Mortgage Corporation—5.2%

1,750,000	3.300%, 2/1/2005	1,759,643

1,000,000	5.750%, 4/29/2009	1,039,390

1,500,000	5.825%, 2/9/2006	1,632,795

	Total	4,431,828

	(5) Federal Home Loan Mortgage Corporation REMIC—4.2%

2,468,044	7.000%, 11/15/2005	2,583,005

140,313	7.500%, 9/15/2021	141,039

796,078	7.500%, 1/15/2029	814,914

10,257	9.500%, 1/15/2005	10,465

	Total	3,549,423

	(5) Federal Home Loan Mortgage Corporation 15-Year—0.0%

8,130	9.500%, 10/1/2004	8,457

Principal Amount		Value

	(5) Federal Home Loan Mortgage Corporation 30-Year—2.6%

$1,758,230	6.000%, 11/1/2006	$ 1,824,709

217,775	8.750%, 2/1/2017	237,851

13,288	9.000%, 6/1/2016	14,497

361	9.000%, 9/1/2016	393

1,945	9.000%, 10/1/2016	2,126

17,376	9.000%, 1/1/2017	18,988

12,332	9.500%, 10/1/2019	13,534

38,507	10.000%, 5/1/2014	42,333

51,589	10.000%, 6/1/2018	57,377

7,529	10.000%, 6/1/2020	8,286

	Total	2,220,094

	Federal National Mortgage Association—9.4%

2,000,000	4.150%, 9/12/2007	2,003,380

979,431	5.000%, 4/1/2009	1,003,613

1,000,000	5.750%, 6/15/2005	1,081,070

1,000,000	6.000%, 5/15/2008	1,106,110

465,000	6.460%, 6/29/2012	527,468

1,000,000	6.560%, 11/26/2007	1,009,560

1,222,535	7.000%, 12/1/2031	1,273,734

	Total	8,004,935

	(5) Federal National Mortgage Association REMIC—0.3%

229,555	6.500%, 5/25/2023	239,352

1,937	9.400%, 7/25/2003	1,950

	Total	241,302

	(5) Federal National Mortgage Association 15-Year—0.3%

248,816	7.000%, 8/1/2012	264,601

	(5) Federal National Mortgage Association 30-Year—3.5%

542,040	6.500%, 1/1/2007	565,412

820,108	6.500%, 1/1/2008	854,454

1,422,263	7.500%, 7/1/2031	1,488,939

15,068	8.500%, 2/1/2011	15,068

17,812	9.500%, 8/1/2020	17,812

	Total	2,941,685

U.S. GOVERNMENT INCOME FUND
(continued)

Principal Amount		Value

	LONG-TERM OBLIGATIONS—continued
	(5) Government National Mortgage Association 15-Year—6.8%

$1,439,444	6.000%, 3/20/2017	$ 1,496,575

974,853	6.500%, 2/15/2017	1,024,200

2,892,281	7.000%, 12/15/2008	3,101,075

35,105	7.000%, 11/15/2009	37,748

120,050	7.000%, 9/15/2010	128,941

	Total	5,788,539

	(5) Government National Mortgage Association 30-Year—16.8%

768,375	6.500%, 4/15/2029	799,832

919,704	7.000%, 2/15/2032	962,525

2,003,056	7.000%, 3/15/2032	2,094,436

2,283,394	7.000%, 6/20/2030	2,386,148

1,392,629	7.000%, 9/15/2023	1,467,483

210,779	7.500%, 10/15/2022	225,335

476,352	7.500%, 11/20/2029	502,404

647,703	7.500%, 12/20/2029	683,126

543,478	7.500%, 12/20/2030	572,347

396,418	7.500%, 3/15/2026	421,439

663,372	7.500%, 9/15/2026	705,244

426,746	8.000%, 1/15/2022	463,821

335,280	8.000%, 1/20/2030	357,912

478,997	8.000%, 10/15/2029	513,125

86,882	8.000%, 11/15/2022	94,240

370,089	8.000%, 2/20/2030	395,070

516,881	8.000%, 3/20/2030	551,771

426,835	8.000%, 4/15/2022	462,450

339,334	8.000%, 8/15/2022	367,648

60,660	8.500%, 2/20/2025	66,043

75,208	9.000%, 2/15/2020	82,940

55,063	9.500%, 6/15/2020	60,879

33,322	9.500%, 7/15/2020	36,960

	Total	14,273,178

Principal Amount or Shares		Value

	U.S. Treasury Bonds—10.3%

$1,500,000	6.000%, 2/15/2026	$1,678,530

1,500,000	7.250%, 5/15/2016	1,875,705

1,000,000	7.250%, 8/15/2022	1,272,970

500,000	7.875%, 2/15/2021	671,295

300,000	8.500%, 2/15/2020	423,054

500,000	8.750%, 5/15/2020	721,515

900,000	10.375%, 11/15/2009	1,054,503

1,000,000	10.750%, 2/15/2003	1,040,620

	Total	8,738,192

	U.S. Treasury Notes—17.4%

4,500,000	5.625%, 2/15/2006	4,936,095

1,000,000	6.125%, 8/15/2007	1,130,570

1,500,000	6.250%, 2/15/2007	1,697,205

250,000	6.500%, 10/15/2006	284,008

1,000,000	6.500%, 2/15/2010	1,169,190

2,000,000	6.500%, 5/15/2005	2,215,680

1,000,000	7.000%, 7/15/2006	1,149,940

2,000,000	7.500%, 2/15/2005	2,247,060

	Total	14,829,748

	TOTAL LONG-TERM OBLIGATIONS (identified cost $76,963,288)	81,553,810

	MUTUAL FUND—0.1%

98,000	Fidelity Institutional Cash Treasury Money Market Fund (at net asset value)	98,000

	(2) REPURCHASE AGREEMENT—5.6%
$4,791,000	State Street Corp., 1.710%, dated 8/30/2002, due 9/3/2002 (at amortized cost)	4,791,000

	TOTAL INVESTMENTS (identified cost $81,852,288)	$86,442,810

CASH RESERVE FUND

Principal Amount		Value

	(6) COMMERCIAL PAPER—66.5%
	Consumer Non-Durables—3.7%

$ 8,000,000	(7) Colgate-Palmolive Co., 1.680%, 9/25/2002	$ 7,991,040

	Consumer Services—7.4%

8,000,000	(7) Knight-Ridder, Inc., 1.680%, 9/17/2002	7,994,027

7,820,000	Seven Eleven, Inc., 1.700 - 1.770%, 9/3/2002 - 10/7/2002	7,811,929

	Total	15,805,956

	Energy Minerals—7.5%

8,000,000	ChevronTexaco Corp., 1.740%, 9/25/2002	7,990,720

8,000,000	South Carolina Electric and Gas, 1.730%, 9/25/2002 - 10/3/2002	7,989,620

	Total	15,980,340

	Finance—33.8%

8,000,000	American General Finance Corp., 1.700%, 9/10/2002	7,996,600

8,000,000	(7) Beta Finance, Inc., 1.730%, 9/23/2002	7,991,542

8,000,000	(7) CIESCO L.P., 1.700% - 1.760%, 10/10/2002 - 10/17/2002	7,983,231

8,000,000	Citicorp, 1.700%, 9/4/2002	7,998,867

8,000,000	(7) Falcon Asset Securitization Corp., 1.740% - 1.750%, 9/5/2002 -9/18/2002	7,996,876

8,000,000	Prudential Funding Corp., 1.700%, 9/9/2002	7,996,978

8,000,000	(7) Toyota Motor Credit Corp., 1.700%, 9/16/2002	7,994,333

8,000,000	USAA Capital Corp., 1.700%, 9/9/2002	7,996,978

8,000,000	Wells Fargo & Co., 1.720%, 10/22/2002	7,980,507

	Total	71,935,912

	Finance-Commercial—2.8%

6,000,000	General Electric Capital Services, 1.710%, 11/19/2002	5,977,485

	Process Industries—3.7%

8,000,000	Du Pont (E.I.) de Nemours & Co., 1.680%, 9/19/2002	7,993,280

	Retail Trade—3.8%

8,000,000	(7) Wal-Mart Stores, Inc., 1.700%, 9/17/2002	7,993,956

Principa l Amount or Shares		Value

	Utilities—3.8%

$8,000,000	(7) BellSouth Telecommunications, Inc., 1.690% - 1.700%, 9/6/2002	$7,998,119

	TOTAL COMMERCIAL PAPER	141,676,088

	CORPORATE BOND—0.9%
	Finance—0.9%

2,000,000	General Electric Capital Corp., 6.700%, 10/1/2002	2,007,686

	(8) GOVERNMENT AGENCIES—19.9%
	Finance—19.9%

5,000,000	Federal Home Loan Bank System, 1.620%, 10/9/2002	4,991,450

2,300,000	Federal Home Loan Bank System, 1.700%, 11/1/2002	2,293,375

5,000,000	Federal Home Loan Bank System, 1.710%, 9/13/2002	4,997,150

1,000,000	Federal Home Loan Bank System, 2.150%, 8/13/2003	1,000,000

1,000,000	Federal Home Loan Bank System, 2.650%, 6/5/2003	1,000,000

2,000,000	Federal Home Loan Mortgage Corp., 1.640%, 10/1/2002	1,997,267

5,000,000	Federal Home Loan Mortgage Corp., 1.700%, 9/24/2002	4,994,569

2,000,000	Federal Home Loan Mortgage Corp., 2.450%, 1/16/2003	2,000,000

1,000,000	Federal Home Loan Mortgage Corp., 2.450%, 6/17/2003	1,000,000

5,000,000	Federal Home Loan Mortgage Corp., 2.650%, 12/20/2002	5,000,000

10,000,000	Federal National Mortgage Association, 1.650%, 9/4/2002	9,998,625

2,969,000	Federal National Mortgage Association, 1.700%, 11/13/2002	2,958,765

125,000	Federal National Mortgage Association, 2.550%, 11/5/2002	125,000

	TOTAL GOVERNMENT AGENCIES	42,356,201

	MUTUAL FUND—1.1%

2,332,000	Fidelity Institutional Cash Treasury Money Market Fund (at net asset value)	2,332,000

	(2) REPURCHASE AGREEMENT—11.6%

$24,603,000	State Street Corp., 1.710%, dated 8/30/2002, due 9/3/2002	24,603,000

	TOTAL INVESTMENTS (at amortized cost)	$212,974,975

U.S. TREASURY MONEY MARKET FUND

Principal Amount or Shares		Value

	(8) U.S. TREASURY BILLS—54.1%

$5,000,000	1.600%, 9/5/2002	$4,999,078

5,000,000	1.610%, 11/7/2002	4,985,018

10,000,000	1.630%, 11/14/2002	9,966,494

10,000,000	1.630%, 11/21/2002	9,963,325

10,000,000	1.650%, 9/12/2002	9,994,913

10,000,000	1.660%, 10/24/2002	9,975,561

10,000,000	1.660%, 10/31/2002	9,972,333

5,000,000	1.670%, 10/3/2002	4,992,578

10,000,000	1.670%, 10/17/2002	9,978,661

10,000,000	1.675%, 9/26/2002	9,988,368

10,000,000	1.690%, 9/19/2002	9,991,550

10,000,000	1.690%, 10/10/2002	9,981,692

	TOTAL U.S. TREASURY BILLS	104,789,571

	MUTUAL FUND—0.6%

1,078,000	Fidelity Institutional Cash Treasury Money Market Fund (at net asset value)	1,078,000

	(2) REPURCHASE AGREEMENTS—45.4%

$40,000,000	Morgan Stanley & Co., Inc., 1.770%, dated 8/30/2002, due 9/3/2002	40,000,000

47,814,000	State Street Corp., 1.710%, dated 8/30/2002, due 9/3/2002	47,814,000

	TOTAL REPURCHASE AGREEMENTS	87,814,000

	TOTAL INVESTMENTS (at amortized cost)	$193,681,571

Notes to Portfolios of Investments

Hibernia Funds
August 31, 2002

(1)	Non-income producing.
(2)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.
(3)	At August 31, 2002, 7.2% of the total investments at market value were subject to alternative minimum tax for Hibernia Louisiana Municipal Income Fund (unaudited).
(4)	Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.
(5)	Because of monthly principal payments, the average lives of certain government securities are less than the indicated periods.
(6)	Rate shown represents yield to maturity.
(7)
Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund’s Board of Trustees. At August 31, 2002 these securities amounted to $63,943,124 which represents 30.0% of net assets for the Cash Reserve Fund.

(8)	These issues show the rate of discount at time of purchase.
The following abbreviations are used in these portfolios:
ADR	—American Depository Receipt
AMBAC	—American Municipal Bond Assurance Corporation
COL	—Collateralized
FGIC	—Financial Guaranty Insurance Corporation
FHA	—Federal Housing Administration
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
FSA	—Financial Security Assurance
GNMA	—Government National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDB	—Industrial Development Bond
INS	—Insured
LT	—Limited Tax
MBIA	—Municipal Bond Insurance Association
PFA	—Public Facility Authority
REMIC	—Real Estate Mortgage Investment Conduit
SFM	—Single Family Mortgage
UT	—Unlimited Tax
With respect to the Hibernia Capital Appreciation Fund and Hibernia Mid Cap Equity Fund Portfolio of Investments, each percentage listed beneath the heading “Common Stock” represents the percentage of the respective portfolio invested in the identified economic sector.

	For Federal Tax Purposes

Hibernia Funds	Cost of Investments	Net Unrealized Appreciation	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Net Assets*

Capital Appreciation Fund	$171,757,925	$57,701,353	$74,203,550	$16,502,197	$229,593,426
Louisiana Municipal Income Fund	80,463,899	5,624,685	5,625,165	480	87,185,329
Mid Cap Equity Fund	45,553,284	455,971	5,367,358	4,911,387	45,995,045
Total Return Bond Fund	44,146,035	3,222,037	3,242,587	20,550	47,427,717
U.S. Government Income Fund	82,290,213	4,152,597	4,331,953	179,356	85,093,057
Cash Reserve Fund	212,974,975	—	—	—	213,015,230
U.S. Treasury Money Market Fund	193,681,571	—	—	—	193,534,614

* The categories of investments are shown as a percentage of net assets at August 31, 2002.

Statements of Assets and Liabilities

Hibernia Funds
August 31, 2002

	Capital Appreciation Fund		Louisiana Municipal Income Fund		Mid Cap Equity Fund

Assets:
Investments in repurchase agreements	$11,817,000		$—		$2,938,000
Investments in securities	217,642,278		86,088,584		43,071,255

Total investments in securities, at value	229,459,278		86,088,584		46,009,255
Cash	249,042		58,235		38,030
Income receivable	327,706		1,253,542		27,313
Receivable for investments sold	—		—		76,848
Receivable for shares sold	154,226		64,328		68,026

Total assets	230,190,252		87,464,689		46,219,472

Liabilities:
Payable for investments purchased	—		—		—
Payable for shares redeemed	278,672		3,930		147,156
Income distribution payable	—		201,756		—
Accrued expenses	318,154		73,674		77,271

Total liabilities	596,826		279,360		224,427

Net Assets Consist of:
Paid-in capital	172,590,960		81,047,248		46,548,398
Net unrealized appreciation of investments	57,701,353		5,588,619		455,971
Accumulated net realized gain (loss) on investments	(954,159)		541,017		(1,009,324)
Undistributed net investment income (Distributions in excess of net investment income)	255,272		8,445		—

Total Net Assets	$229,593,426		$87,185,329		$45,995,045

Net Assets:	$217,743,939	(1)	$84,361,355	(3)	$42,545,258	(5)

	$11,849,487	(2)	$2,823,974	(4)	$3,449,787	(6)

Shares Outstanding:	13,194,430	(1)	7,398,606	(3)	3,714,042	(5)

	747,384	(2)	247,786	(4)	310,340	(6)

Total Shares Outstanding	13,941,814		7,646,392		4,024,382

Net Asset Value Per Share	$16.50	(1)	$11.40	(3)	$11.46	(5)

	$15.85	(2)	11.40	(4)	11.12	(6)

Offering Price Per Share*	$17.28	(1)****	$11.75	(3)***	$12.00	(5)****

	$15.85	(2)	11.40	(4)	11.12	(6)

Redemption Proceeds Per Share**	$16.50	(1)	$11.40	(3)	$11.46	(5)

	$14.98	(2)*****	10.77	(4)*****	10.51	(6)*****

Investments, at identified cost	$171,757,925		$80,499,965		$45,553,284

(1) Represents Class A Shares of Capital Appreciation Fund.	* See "What Do Shares Cost" in the Prospectus.
(2) Represents Class B Shares of Capital Appreciation Fund.	** See "How to Redeem and Exchange Shares" in the Prospectus.
(3) Represents Class A Shares of Louisiana Municipal Income Fund.	*** Computation of Offering Price: 100/97 of net asset value
(4) Represents Class B Shares of Louisiana Municipal Income Fund.	**** Computation of Offering Price: 100/95.50 of net asset value.
(5) Represents Class A Shares of Mid Cap Equity Fund.	***** Computation of Redemption Proceeds: 94.50/100 of net asset value.
(6) Represents Class B Shares of Mid Cap Equity Fund
(7) Represents Class A Shares of Cash Reserve Fund.
(8) Represents Class B Shares of Cash Reserve Fund.

Total Return Bond Fund		U.S. Government Income Fund		Cash Reserve Fund		U.S. Treasury Money Market Fund

$2,138,000		$4,791,000		$24,603,000		$87,814,000
45,230,072		81,651,810		188,371,975		105,867,571

47,368,072		86,442,810		212,974,975		193,681,571
38,529		42,739		115,363		114,243
643,252		769,517		111,549		14,836
—		1,587,398		—		—
31,999		23,844		118,422		600

48,081,852		88,866,308		213,320,309		193,811,250

—		2,000,000		—		—
557,842		1,455,681		14,144		3,592
24,652		249,578		149,026		141,580
71,641		67,992		141,909		131,464

654,135		3,773,251		305,079		276,636

46,516,730		84,773,816		213,054,952		193,534,978
3,343,518		4,590,522		—		—
(2,440,739)		(4,282,208)		(45,506)		—
8,208		10,927		5,784		(364)

$47,427,717		$85,093,057		$213,015,230		$193,534,614

$47,427,717		$85,093,057		$212,319,691	(7)	$193,534,614

—		—		$695,539	(8)	—

4,671,773		8,118,170		212,359,142	(7)	193,534,987

—		—		695,810	(8)	—

4,671,773		8,118,170		213,054,952		193,534,987

$10.15		$10.48		$1.00	(7)	$1.00

—		—		1.00	(8)	—

$10.46	***	$10.80	***	$1.00	(7)	$1.00

—		—		1.00	(8)	—

$10.15		$10.48		$1.00	(7)	$1.00

—		—		1.00	(8)*****	—

$44,024,554		$81,852,288		$212,974,975		$193,681,571

Statements of Operations

Hibernia Funds
August 31, 2002

	Capital Appreciation Fund	Louisiana Municipal Income Fund		Mid Cap Equity Fund

Investment Income:
Dividends	$3,545,691 (1)	$—		$405,933
Interest	222,894	4,799,155		54,492

Total income	3,768,585	4,799,155		460,425

Expenses:
Investment adviser fee	1,995,296	407,423		325,694
Administrative personnel and services fee	298,019	101,494		50,000
Custodian fees	58,208	22,634		15,000
Transfer and dividend disbursing agent fees and expenses	81,721	48,879		67,464
Directors'/Trustees' fees	27,341	8,901		3,696
Auditing fees	20,313	14,253		11,714
Legal fees	8,236	11,072		7,858
Portfolio accounting fees	76,733	67,103		58,851
Distribution services fee	735,931 (2)	231,128	(3)	126,210 (4)
Shareholder services fee	35,416 (6)	2,391	(6)	8,822 (6)
Share registration costs	28,973	19,258		29,175
Printing and postage	9,122	6,105		2,312
Insurance premiums	1,854	1,251		1,000
Miscellaneous	7,365	6,011		1,944

Total expenses	3,384,528	947,903		709,740

Waivers:
Waiver of investment adviser fee	—	(208,239)		—
Waiver of distribution services fee	—	(89,582	)(7)	—

Total waivers	—	(297,821)		—

Net expenses	3,384,528	650,082		709,740

Net investment income (operating loss)	384,057	4,149,073		(249,315)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(950,715)	619,601		(1,008,434)
Net change in unrealized appreciation (depreciation) on investments	(45,807,932)	(354,577)		(2,784,892)

Net realized and unrealized gain (loss) on investments	(46,758,647)	265,024		(3,793,326)

Change in net assets resulting from operations	$(46,374,590)	$4,414,097		$(4,042,641)

(1)	Net of foreign taxes withheld of $20,250.
(2)	Represents distribution services fee of $629,683 and $106,248, for Class A Shares and Class B Shares, respectively, of Capital Appreciation Fund.
(3)	Represents distribution services fee of $223,955 and $7,173 for Class A Shares and Class B Shares, respectively, of Louisiana Municipal Income Fund.
(4)	Represents distribution services fee of $99,742 and $26,468, for Class A Shares and Class B Shares, respectively, of Mid Cap Equity Fund.
(5)	Represents distribution services fee of $579,310 and $4,972, for Class A Shares and Class B Shares, respectively, of Cash Reserve Fund.
(6)	Represents shareholder services fee for Class B Shares.
(7)	Represents distribution service fee waiver for Class A Shares.
(8)	Represents distribution service fee waiver of $55,108 and $2,057, for Class A and Class B Shares, respectively, of Cash Reserve Fund.

Total Return Bond Fund	U.S. Government Income Fund	Cash Reserve Fund		U.S. Treasury Money Market Fund

$—	$—	$—		$—
3,700,349	4,690,302	4,923,843		4,714,864

3,700,349	4,690,302	4,923,843		4,714,864

418,286	379,613	929,548		944,700
66,880	94,641	260,426		264,302
14,939	21,089	51,477		52,235
38,730	33,186	112,613		65,668
5,929	7,201	20,647		16,916
12,583	13,524	19,852		17,764
9,175	8,140	9,352		9,644
43,208	46,488	69,365		56,634
149,388	210,896	584,282	(5)	—
—	—	1,657	(6)	—
11,463	17,867	26,438		17,978
7,206	8,198	10,421		17,524
1,062	1,205	1,834		1,637
6,054	5,399	8,275		9,332

784,903	847,447	2,106,187		1,474,334

(179,266)	(177,153)	(92,119)		—
—	(84,358)	(57,165	)(8)	—

(179,266)	(261,511)	(149,284)		—

605,637	585,936	1,956,903		1,474,334

3,094,712	4,104,366	2,966,940		3,240,530

(1,717,852)	160,393	(39,616)		—
1,129,204	1,791,775	—		—

(588,648)	1,952,168	(39,616)		—

$2,506,064	$6,056,534	$2,927,324		$3,240,530

Statements of Changes in Net Assets

Hibernia Funds
August 31, 2002

	Capital Appreciation Fund				Louisiana Municipal Income Fund

	Year Ended August 31, 2002		Year Ended August 31, 2001		Year Ended August 31, 2002		Year Ended August 31, 2001

Increase (Decrease) in Net Assets:
Operations:
Net investment income (operating loss)	$384,057		$115,691		$4,149,073		$4,511,628
Net realized gain (loss) on investments	(950,715)		12,472,914		619,601		(94,492)
Net change in unrealized appreciation (depreciation) on investments	(45,807,932)		(84,655,669)		(354,577)		4,261,976

Change in net assets resulting from operations	(46,374,590)		(72,067,064)		4,414,097		8,679,112

Distributions to Shareholders:
Distributions from net investment income	(244,475	)(1)	—		(4,086,979	)(4)	(4,485,440)
Distributions from net realized gain on investments	(12,476,358	)(2)	(7,402,771	)(3)	(24,766	)(5)	(179,542)

Change in net assets from distributions to shareholders	(12,720,833)		(7,402,771)		(4,111,745)		(4,664,982)

Share Transactions:
Proceeds from sale of shares	37,851,749		19,501,455		10,116,758		12,775,785
Proceeds from shares issued in connection with the tax-free transfer of assets from Common Trust Funds	—		23,994,490		—		—
Net asset value of shares issued to shareholders in payment of distributions declared	10,175,033		6,459,713		1,593,985		1,961,780
Cost of shares redeemed	(40,400,507)		(90,654,566)		(23,650,039)		(13,612,980)

Change in net assets from share transactions	7,626,275		(40,698,908)		(11,939,296)		1,124,585

Change in net assets	(51,469,148)		(120,168,743)		(11,636,944)		5,138,715
Net Assets:
Beginning of period	281,062,574		401,231,317		98,822,273		93,683,558

End of period	$229,593,426		$281,062,574		$87,185,329		$98,822,273

Undistributed net investment income (Distributions in excess of net investment income) included in net assets at end of period	$255,272		$115,690		$8,445		$(41,326)

(1)	Represents income distributions for Class A Shares.
(2)	Represents gain distributions of $11,807,028 and $669,330 for Class A Shares and Class B Shares, respectively.
(3)	Represents gain distributions of $6,994,394 and $408,377 for Class A Shares and Class B Shares, respectively.
(4)	Represents income distributions of $4,048,547 and $38,432 for Class A Shares and Class B Shares, respectively.
(5)	Represents gain distributions of $24,745 and $21 for Class A Shares and Class B Shares, respectively.
(6)	Represents gain distributions of $229,776 and $21,377 for Class A Shares and Class B Shares, respectively.
(7)	Represents gain distributions of $2,262,138 and $339,970 for Class A Shares and Class B Shares, respectively.

Mid Cap Equity Fund				Total Return Bond Fund		U.S. Government Income Fund

Year Ended August 31, 2002		Year Ended August 31, 2001		Year Ended August 31, 2002	Year Ended August 31, 2001	Year Ended August 31, 2002	Year Ended August 31, 2001

$(249,315)		$(98,942)		$3,094,712	$4,341,378	$4,104,366	$4,815,971
(1,008,434)		1,378,728		(1,717,852)	(90,948)	160,393	(61,738)

(2,784,892)		(6,564,538)		1,129,204	4,382,520	1,791,775	3,962,259

(4,042,641)		(5,284,752)		2,506,064	8,632,950	6,056,534	8,716,492

—		—		(3,153,612)	(4,469,460)	(4,561,490)	(4,947,424)
(251,153	)(6)	(2,602,108	)(7)	—	—	—	—

(251,153)		(2,602,108)		(3,153,612)	(4,469,460)	(4,561,490)	(4,947,424)

18,766,526		21,334,166		10,292,621	5,828,981	14,079,069	9,874,984

—		—		—	—	—	—

244,573		2,454,646		2,265,653	2,923,475	1,517,394	1,619,018
(9,255,060)		(5,630,435)		(35,542,648)	(19,765,146)	(17,015,882)	(15,970,132)

9,756,039		18,158,377		(22,984,374)	(11,012,690)	(1,419,419)	(4,476,130)

5,462,245		10,271,517		(23,631,922)	(6,849,200)	75,625	(707,062)

40,532,800		30,261,283		71,059,639	77,908,839	85,017,432	85,724,494

$45,995,045		$40,532,800		$47,427,717	$71,059,639	$85,093,057	$85,017,432

$—		$894		$8,208	$(31,004)	$10,927	$10,681

Statements of Changes in Net Assets

Hibernia Funds
August 31, 2002

	Cash Reserve Fund				U.S. Treasury Money Market Fund

	Year Ended August 31, 2002		Year Ended August 31, 2001		Year Ended August 31, 2002	Year Ended August 31, 2001

Increase (Decrease) in Net Assets:
Operations:
Net investment income	$2,966,940		$10,804,746		$3,240,530	$10,733,508
Net realized loss on investments	(39,616)		—		—	—

Change in net assets resulting from operations	2,927,324		10,804,746		3,240,530	10,733,508

Distributions to Shareholders:
Distributions from net investment income	(2,967,046	)(1)	(10,804,746	)(2)	(3,240,894)	(10,733,508)

Share Transactions:
Proceeds from sale of shares	409,027,049		603,151,127		937,319,419	1,231,726,978
Net asset value of shares issued to shareholders in payment of distributions declared	871,010		2,694,549		781,316	2,808,437
Cost of shares redeemed	(441,606,020)		(593,681,682)		(954,667,403)	(1,222,890,980)

Change in net assets from share transactions	(31,707,961)		12,163,994		(16,566,668)	11,644,435

Change in net assets	(31,747,683)		12,163,994		(16,567,032)	11,644,435
Net Assets:
Beginning of period	244,762,913		232,598,919		210,101,646	198,457,211

End of period	$213,015,230		$244,762,913		$193,534,614	$210,101,646

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$5,784		$—		$(364)	$—

(1)	Represents income distributions of $2,961,560 and $5,486 for Class A Shares and Class B Shares, respectively.
(2)	Represents income distributions of $10,794,526 and $10,220 for Class A Shares and Class B Shares, respectively.

Financial Highlights

Hibernia Funds
August 31, 2002

(For a share outstanding throughout each period)

Year Ended August 31,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain/(Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income		Distributions from Net Realized Gain on Investments		Distributions in Excess of Net Investment Income

Capital Appreciation Fund—Class A Shares
1998	$22.38	0.08		1.09	1.17	(0.07)		(2.34)		—
1999	$21.14	0.01		7.73	7.74	(0.00	)(3)	(2.79)		(0.02	)(4)
2000	$26.07	(0.01)		4.50	4.49	—		(3.15)		—
2001	$27.41	0.02		(6.07)	(6.05)	—		(0.52)		—
2002	$20.84	0.04		(3.44)	(3.40)	(0.02)		(0.92)		—
Capital Appreciation Fund—Class B Shares
1998	$22.32	(0.06)		1.07	1.01	—		(2.34)		—
1999	$20.99	(0.16)		7.66	7.50	—		(2.79)		—
2000	$25.70	(0.18)		4.39	4.21	—		(3.15)		—
2001	$26.76	(0.18)		(5.87)	(6.05)	—		(0.52)		—
2002	$20.19	(0.11)		(3.31)	(3.42)	—		(0.92)		—
Louisiana Municipal Income Fund—Class A Shares
1998	$11.21	0.56		0.32	0.88	(0.57)		(0.05)		(0.00	)(3)(4)
1999	$11.47	0.54		(0.54)	0.00	(0.54)		(0.08)		—
2000	$10.85	0.56		0.09	0.65	(0.55)		(0.10)		—
2001	$10.85	0.53	(5)	0.50	1.03	(0.53)		(0.02)		—
2002	$11.33	0.51	(6)	0.07 (6)	0.58	(0.51)		(0.00	)(3)	—
Louisiana Municipal Income Fund—Class B Shares
2002(7)	$11.36	0.34	(6)	0.05 (6)	0.39	(0.35)		(0.00	)(3)	—
Mid Cap Equity Fund—Class A Shares
1998(9)	$10.00	(0.01)		(1.85)	(1.86)	—		—		—
1999	$8.14	(0.05	)(5)	3.26	3.21	—		—		—
2000	$11.35	(0.05)		4.71	4.66	—		—		—
2001	$16.01	(0.03)		(2.12)	(2.15)	—		(1.29)		—
2002	$12.57	(0.02)		(1.01)	(1.03)	—		(0.08)		—
Mid Cap Equity Fund—Class B Shares
1998(9)	$10.00	(0.01)		(1.86)	(1.87)	—		—		—
1999	$8.13	(0.13	)(5)	3.29	3.16	—		—		—
2000	$11.29	(0.11)		4.63	4.52	—		—		—
2001	$15.81	(0.11)		(2.13)	(2.24)	—		(1.29)		—
2002	$12.28	0.18		(1.26)	(1.08)	—		(0.08)		—
Total Return Bond Fund
1998	$9.99	0.58		0.35	0.93	(0.58)		(0.07)		(0.00	)(3)(4)
1999	$10.27	0.58		(0.57)	0.01	(0.57)		(0.03)		—
2000	$9.68	0.59		(0.07)	0.52	(0.58)		—		—
2001	$9.62	0.57		0.56	1.13	(0.59)		—		—
2002	$10.16	0.52	(5)(10)	—	0.52	(0.53)		—		—
(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2)	This voluntary expense decrease is reflected in both the expense and net investment income ratios.
(3)	Amount is less than $0.01 per share.
(4)	These distributions in excess of net investment income were a result of certain book and tax timing differences. These distributions do not represent a return of capital for federal tax purposes.
(5)	Per share information based on average shares outstanding.
(6)
Effective September 1, 2001 the Hibernia Louisiana Municipal Income Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment companies and began accreting short and long term discounts on debt securities. For the period ended August 31, 2002 this change had no effect on net investment

			Ratio to Average Net Assets
Total Distributions	Net Asset Value, End of Period	Total Return (1)	Expenses		Net Investment Income (Loss)		Expense Waiver/ Reimbursement (2)		Net Assets, End of Period (000 omitted)	Portfolio Turnover Rate

(2.41)	$21.14	5.12%	1.21%		0.32%		—		$279,778	62%
(2.81)	$26.07	38.35%	1.22%		0.03%		—		$352,876	44%
(3.15)	$27.41	18.55%	1.20%		(0.04)%		—		$380,073	8%
(0.52)	$20.84	(22.37)%	1.21%		0.07%		—		$265,817	2%
(0.94)	$16.50	(17.18)%	1.23%		0.18%		—		$217,744	3%

(2.34)	$20.99	4.36%	1.96%		(0.44)%		—		$10,840	62%
(2.79)	$25.70	37.35%	1.98%		(0.73)%		—		$18,435	44%
(3.15)	$26.76	17.65%	1.95%		(0.79)%		—		$21,159	8%
(0.52)	$20.19	(22.93)%	1.96%		(0.68)%		—		$15,245	2%
(0.92)	$15.85	(17.83)%	1.98%		(0.57)%		—		$11,849	3%

(0.62)	$11.47	8.04%	0.66%		4.94%		0.08%		$98,711	24%
(0.62)	$10.85	(0.08)%	0.66%		4.77%		0.29%		$92,702	17%
(0.65)	$10.85	6.23%	0.67%		5.20%		0.33%		$93,684	12%
(0.55)	$11.33	9.79%	0.66%		4.83%		0.33%		$98,822	9%
(0.51)	$11.40	5.32%	0.71%		4.59	%(6)	0.33%		$84,361	10%

(0.35)	$11.40	3.60%	1.59	%(8)	3.76	%(6)(8)	0.23	%(8)	$2,824	10%

—	$8.14	(18.60)%	1.89	%(8)	(0.48	)%(8)	0.20	%(8)	$13,422	1%
—	$11.35	39.43%	1.76%		(0.44)%		0.70%		$18,283	55%
—	$16.01	41.06%	1.72%		(0.35)%		0.23%		$26,171	32%
(1.29)	$12.57	(14.05)%	1.58%		(0.21)%		0.15%		$36,985	20%
(0.08)	$11.46	(8.27)%	1.57%		(0.51)%		—		$42,545	12%

—	$8.13	(18.70)%	2.76	%(8)	(1.22	)%(8)	0.17	%(8)	$567	1%
—	$11.29	38.87%	2.51%		(1.21)%		0.63%		$1,990	55%
—	$15.81	40.04%	2.47%		(1.10)%		0.23%		$4,090	32%
(1.29)	$12.28	(14.86)%	2.33%		(0.94)%		0.15%		$3,548	20%
(0.08)	$11.12	(8.87)%	2.32%		(1.26)%		—		$3,450	12%

(0.65)	$10.27	9.51%	1.08%		5.66%		0.17%		$79,957	31%
(0.60)	$9.68	(0.03)%	0.99%		5.69%		0.30%		$79,913	20%
(0.58)	$9.62	5.53%	0.98%		6.04%		0.30%		$77,909	11%
(0.59)	$10.16	12.08%	0.97%		5.79%		0.30%		$71,060	8%
(0.53)	$10.15	5.39%	1.01%		5.18	%(10)	0.30%		$47,428	0%
income
per share or net realized and unrealized gain per share, but increased the ratio of net investment income to average net assets from 4.58% to 4.59% for Class A Shares and increased the ratio of net investment income to average net assets from 3.75% to 3.76% for Class B Shares. Per share, ratios and supplemental data for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(7)	Reflects operations for the period from November 15, 2001 (date of initial public offering) to August 31, 2002.
(8)	Computed on an annualized basis.
(9)	Reflects operations for the period from July 13, 1998 (date of initial public offering) to August 31, 1998.
(10)
Effective September 1, 2001, the Total Return Bond Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premiums on long term debt securities. The effect of this change for the fiscal year ended August 31, 2002 was to decrease net investment income per share by $0.01, increase net realized gain/loss per share by $0.01, and decrease the ratio of net investment income to average net assets from 5.34% to 5.18%. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

Financial Highlights—continued

(For a share outstanding throughout each period)

Year Ended August 31,	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain/(Loss) on Investments		Total from Investment Operations	Distributions from Net Investment Income

U.S. Government Income Fund
1998	$9.98	0.61		0.34		0.95	(0.60)
1999	$10.33	0.57		(0.52)		0.05	(0.57)
2000	$9.81	0.58		0.03		0.61	(0.57)
2001	$9.85	0.59		0.46		1.05	(0.60)
2002	$10.30	0.61	(3)	0.13	(3)	0.74	(0.56)
Cash Reserve Fund—Class A Shares
1998	$1.00	0.05		—		0.05	(0.05)
1999	$1.00	0.04		—		0.04	(0.04)
2000	$1.00	0.05		—		0.05	(0.05)
2001	$1.00	0.05		—		0.05	(0.05)
2002	$1.00	0.01		(0.00	)(4)	0.01	(0.01)
Cash Reserve Fund—Class B Shares
1999(5)	$1.00	0.03		—		0.03	(0.03)
2000	$1.00	0.04		—		0.04	(0.04)
2001	$1.00	0.04		—		0.04	(0.04)
2002	$1.00	0.01		(0.00	)(4)	0.01	(0.01)
U.S. Treasury Money Market Fund
1998	$1.00	0.05		—		0.05	(0.05)
1999	$1.00	0.04		—		0.04	(0.04)
2000	$1.00	0.05		—		0.05	(0.05)
2001	$1.00	0.05		—		0.05	(0.05)
2002	$1.00	0.01		—		0.01	(0.01)

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2)	This voluntary expense decrease is reflected in both the expense and net investment income ratios.
(3)
Effective September 1, 2001, the U.S. Government Income Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premiums on long term debt securities. The effect of this change for the fiscal year ended August 31, 2002 was to decrease net investment income per share by $0.05, increase net realized gain/loss per share by $0.05, and decrease the ratio of net investment income to average net assets from 5.41% to 4.87%. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(4)	Amount is less than $0.01 per share.
(5)	Reflects operations for the period from September 4, 1998 (date of initial public offering) to August 31, 1999.
(6)	Computed on an annualized basis.

		Ratio to Average Net Assets

Net Asset Value, End of Period	Total Return(1)	Expenses		Net Investment Income		Expense Waiver/ Reimbursement(2)	Net Assets, End of Period (000 omitted)	Portfolio Turnover Rate

$10.33	9.74%	0.73%		5.98%		0.06%	$83,535	44%
$9.81	0.41%	0.70%		5.55%		0.27%	$84,242	24%
$9.85	6.47%	0.68%		5.96%		0.31%	$85,724	15%
$10.30	10.95%	0.68%		5.83%		0.31%	$85,017	27%
$10.48	7.39%	0.69%		4.87	%(3)	0.31%	$85,093	39%

$1.00	4.82%	0.89%		4.72%		—	$149,219	—
$1.00	4.23%	0.92%		4.16%		—	$157,099	—
$1.00	5.10%	0.94%		5.03%		—	$232,410	—
$1.00	4.66%	0.90%		4.47%		—	$244,254	—
$1.00	1.27%	0.84%		1.28%		0.06%	$212,320	—

$1.00	3.37%	1.67	%(6)	3.35	%(6)	—	$77	—
$1.00	4.31%	1.69%		4.27%		—	$189	—
$1.00	3.88%	1.65%		3.34%		—	$509	—
$1.00	0.84%	1.30%		0.81%		0.35%	$696	—

$1.00	4.89%	0.63%		4.78%		—	$175,133	—
$1.00	4.23%	0.63%		4.14%		—	$213,793	—
$1.00	5.15%	0.63%		4.99%		—	$198,457	—
$1.00	4.68%	0.64%		4.56%		—	$210,102	—
$1.00	1.38%	0.62%		1.37%		—	$193,535	—

Combined Notes to Financial Statements

Hibernia Funds
August 31, 2002

(1)	ORGANIZATION

Hibernia Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios (individually referred to as the “Fund”, or collectively as the “Funds”) which are presented herein:

Portfolio Name	Diversification	Investment Objective

Hibernia Capital Appreciation Fund (“Capital Appreciation Fund”)	diversified	provide growth of capital and income.

Hibernia Louisiana Municipal Income Fund (“Louisiana Municipal Income Fund”)	non-diversified	provide current income which is generally exempt from federal income tax and personal income taxes imposed by the state of Louisiana.

Hibernia Mid Cap Equity Fund (“Mid Cap Equity Fund”)	diversified	total return.

Hibernia Total Return Bond Fund (“Total Return Bond Fund”)	diversified	maximize total return.

Hibernia U.S. Government Income Fund (“U.S. Government Income Fund”)	diversified	provide current income.

Hibernia Cash Reserve Fund (“Cash Reserve Fund”)	diversified	provide current income consistent with stability of principal.

Hibernia U.S. Treasury Money Market Fund (“U.S. Treasury Money Market Fund”)	diversified	provide current income consistent with stability of principal and liquidity.

The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

During the reporting period, the Hibernia Louisiana Municipal Income Fund added Class B shares effective November 15, 2001.

On February 12, 2001, Capital Appreciation Fund acquired all of the net assets of BTC Equity Growth, BTC Equity Income and BTC American Core Equity Common Trust Funds (collectively, the “Common Trust Funds”) in a tax-free reorganization as follows:

Class A Shares of the Fund Issued	Common Trust Funds Net Assets Received	Unrealized Appreciation (1)

1,020,174	$23,994,490	$14,328,813

Net Assets of the Fund Prior to Combination	Net Assets of Common Trust Funds Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination

$339,364,964	$23,994,490	$363,359,454

(1)	Unrealized appreciation is included in the Common Trust Funds’ net assets acquired above.

(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”).

Investment Valuations—Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant. U.S. government securities, listed corporate bonds, and other fixed income and asset backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Cash Reserve Fund and U.S. Treasury Money Market Fund use the amortized cost method to value portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940 (the “Act”). For Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund, Total Return Bond Fund and U.S. Government Income Fund, short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees of the Funds (the “Trustees”). Investments in other open-end regulated investment companies are valued at net asset value.

Repurchase Agreements—It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds’ adviser to be creditworthy pursuant to the guidelines and/or standards reviewed with, or established by, the Trustees. The Funds may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions—Interest income and expenses are accrued daily. All premiums/discounts are amortized/accreted for financial reporting purposes as required. Gains and losses realized on pre-payment of mortgage-backed securities (paydown gains and losses) are classified as part of interest income. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Some of the Funds offer two classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Funds based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Effective September 1, 2001, the Trust has adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies. The Funds began accreting and amortizing long term discounts and premiums on debt securities. Prior to September 1, 2001, the Trust did not accrete discounts on all debt securities or classify all paydown gains and losses as interest income. The cumulative effect of this accounting change had no impact on the total net assets of these Funds, but resulted in the following adjustments based on securities held by the Funds at September 1, 2001:

Fund	Cost of Investments	Undistributed Net Investment Income	Accumulated Net Realized Gain(Loss)

Louisiana Municipal Income Fund	$28,351	$28,351	$—

Total Return Bond Fund	(372,533)	(467,999)	95,466

U.S. Government Income Fund	(224,745)	(416,199)	191,454

The effect of this change for the fiscal year ended August 31, 2002, was as follows:

Fund	Net Investment Income	Unrealized Appreciation/Depreciation	Net Realized Gain(Loss)

Louisiana Municipal Income Fund	$11,539	$(7,715)	$(3,824)

Total Return Bond Fund	(98,111)	(251,052)	349,163

U.S. Government Income Fund	(457,370)	213,180	244,190

The Statement of Changes in Net Assets and Financial Highlights for the prior periods have not been restated to reflect this change in presentation.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing book/tax treatments of market discount reclasses, paydown gains and losses and net operating losses. The following reclassifications have been made to the financial statements:

	Increase (Decrease)

Fund	Paid-In Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain/Loss

Louisiana Municipal Income Fund	$—	$(40,674)	$40,674
Mid Cap Equity Fund	(249,546)	248,421	1,125
Total Return Bond Fund	—	566,111	(566,111)
U.S. Government Income Fund	—	873,569	(873,569)
Cash Reserve Fund	—	5,890	(5,890)

Federal Taxes—It is the Funds’ policy to comply with the provisions of the Internal Revenue Code, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

At August 31, 2002, Capital Appreciation Fund, Total Return Bond Fund, U.S. Government Income Fund and Cash Reserve Fund for federal tax purposes, had capital loss carryforwards, as noted below, which will reduce the Funds’ taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

	Expiration Year

Fund	2003	2004	2005	2008	2009	2010	Total Tax Loss Carryforward

Capital Appreciation Fund	$—	$—	$—	$—	$—	$16,417	$16,417

Total Return Bond Fund	—	—	—	2,538	159,669	152,412	314,619

U.S. Government Income Fund	1,349,514	1,298,006	553,828	77,409	402,687	99,291	3,780,735

Cash Reserve Fund	—	—	—	—	—	931	931

Additionally, the following Funds had capital losses attributable to security transactions incurred after October 31, 2001, which were treated as arising on September 1, 2002, the first day of each Fund’s next taxable year as follows:

Fund	Capital Losses Deferred

Capital Appreciation Fund	$937,742

Mid Cap Equity Fund	1,009,324

Total Return Bond Fund	2,004,638

U.S. Government Income Fund	63,549

Cash Reserve Fund	44,575

As of August 31, 2002, the tax composition of distributions was as follows:

Fund	Ordinary Income		Long-term Capital Gains

Capital Appreciation Fund	$244,475		$12,476,358

Louisiana Municipal Income Fund	4,087,763	*	23,982

Mid Cap Equity Fund	—		251,153

Total Return Bond Fund	3,153,612		—

U.S. Government Income Fund	4,561,490		—

Cash Reserve Fund	2,967,046		—

U.S. Treasury Money Market Fund	3,240,894		—

* Included in this amount is tax exempt income of $4,086,979 for Louisiana Municipal Income Fund.

As of August 31, 2002, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income		Undistributed Long Term Gains	Unrealized Appreciation

Capital Appreciation Fund	$255,272		$—	$57,701,353
Louisiana Municipal Income Fund	327,768	**	504,950	5,624,685
Mid Cap Equity Fund	—			455,971
Total Return Bond Fund	201,233		—	3,222,037
U.S. Government Income Fund	383,523		—	4,152,597
Cash Reserve Fund	154,809		—	—
U.S. Treasury Money Market Fund	141,216		—	—

** Included in this amount is tax exempt income of $327,768 for Louisiana Municipal Income Fund.

When-Issued and Delayed Delivery Transactions—The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities—Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Use of Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other—Investment transactions are accounted for on a trade date basis.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

EQUITY AND INCOME FUNDS

	Capital Appreciation Fund

	Year Ended August 31, 2002		Year Ended August 31, 2001

Class A Shares	Shares	Dollars	Shares	Dollars

Shares sold	1,914,291	$35,469,182	1,376,776	$18,380,130

Shares issued in connection with the tax-free exchange of assets from Common Trust Funds	—	—	1,020,174	23,994,490

Shares issued to shareholders in payment of distributions declared	466,797	9,512,547	245,750	6,055,274

Shares redeemed	(1,939,804)	(37,362,872)	(3,758,265)	(87,670,153)

Net change resulting from Class A Share transactions	441,284	$7,618,857	(1,115,565)	$(39,240,259)

	Capital Appreciation Fund

	Year Ended August 31, 2002		Year Ended August 31, 2001

Class B Shares	Shares	Dollars	Shares	Dollars

Shares sold	127,411	$2,382,567	80,913	$1,121,325

Shares issued to shareholders in payment of distributions declared	33,663	662,486	16,843	404,439

Shares redeemed	(168,766)	(3,037,635)	(133,234)	(2,984,413)

Net change resulting from Class B Share transactions	(7,692)	7,418	(35,478)	$(1,458,649)

Net change resulting from Fund Share transactions	433,592	$7,626,275	(1,151,043)	$(40,698,908)

	Louisiana Municipal Income Fund

	Year Ended August 31, 2002		Year Ended August 31, 2001

Class A Shares	Shares	Dollars	Shares	Dollars

Shares sold	654,106	$7,355,483	1,148,808	$12,775,785

Shares issued to shareholders in payment of distributions declared	140,232	1,569,686	177,859	1,961,780

Shares redeemed	(2,117,870)	(23,645,878)	(1,241,342)	(13,612,980)

Net change resulting from Class A Share transactions	(1,323,532)	$(14,720,709)	85,325	$1,124,585

	Louisiana Municipal Income Fund

	Year Ended August 31, 2002 (1)		Year Ended August 31, 2001

Class B Shares	Shares	Dollars	Shares	Dollars

Shares sold	245,995	$2,761,275	—	—

Shares issued to shareholders in payment of distributions declared	2,162	24,299	—	—

Shares redeemed	(371)	(4,161)	—	—

Net change resulting from Class B Share transactions	247,786	2,781,413	—	—

Net change resulting from Fund Share transactions	(1,075,746)	$(11,939,296)	85,325	$1,124,585

(1) Class B Shares of Louisiana Municipal Income Fund were first offered on November 15, 2001.

	Mid Cap Equity Fund

	Year Ended August 31, 2002		Year Ended August 31, 2001

Class A Shares	Shares	Dollars	Shares	Dollars

Shares sold	1,447,038	$17,825,039	1,504,713	$20,463,732

Shares issued to shareholders in payment of distributions declared	18,240	223,260	155,686	2,115,768

Shares redeemed	(694,509)	(8,570,003)	(351,542)	(4,837,498)

Net change resulting from Class A Share transactions	770,769	$9,478,296	1,308,857	$17,742,002

	Mid Cap Equity Fund

	Year Ended August 31, 2002		Year Ended August 31, 2001

Class B Shares	Shares	Dollars	Shares	Dollars

Shares sold	78,130	$941,487	64,431	$870,434

Shares issued to shareholders in payment of distributions declared	1,787	21,313	25,327	338,878

Shares redeemed	(58,571)	(685,057)	(59,383)	(792,937)

Net change resulting from Class B Share transactions	21,346	277,743	30,375	$416,375

Net change resulting from Fund Share transactions	792,115	$9,756,039	1,339,232	$18,158,377

	Total Return Bond Fund

	Year Ended August 31, 2002		Year Ended August 31, 2001

	Shares	Dollars	Shares	Dollars

Shares sold	1,038,211	$10,292,621	588,848	$5,828,981

Shares issued to shareholders in payment of distributions declared	228,762	2,265,653	295,033	2,923,475

Shares redeemed	(3,592,202)	(35,542,648)	(1,981,923)	(19,765,146)

Net change resulting from Fund Share transactions	(2,325,229)	$(22,984,374)	(1,098,042)	$(11,012,690)

	U.S. Government Income Fund

	Year Ended August 31, 2002		Year Ended August 31, 2001

	Shares	Dollars	Shares	Dollars

Shares sold	1,363,191	$14,079,069	977,884	$9,874,984

Shares issued to shareholders in payment of distributions declared	147,591	1,517,394	160,337	1,619,018

Shares redeemed	(1,643,576)	(17,015,882)	(1,589,577)	(15,970,132)

Net change resulting from Fund Share transactions	(132,794)	$(1,419,419)	(451,356)	$(4,476,130)

MONEY MARKET FUNDS

	Cash Reserve Fund

	Year Ended August 31, 2002		Year Ended August 31, 2001

Class A Shares	Shares	Dollars	Shares	Dollars

Shares sold	408,331,342	$408,331,342	602,531,516	$602,531,516

Shares issued to shareholders in payment of distributions declared	865,712	865,712	2,684,615	2,684,615

Shares redeemed	(441,092,181)	(441,092,181)	(593,372,149)	(593,372,149)

Net change resulting from Class A Share transactions	(31,895,127)	$(31,895,127)	11,843,982	$11,843,982

	Cash Reserve Fund

	Year Ended August 31, 2002		Year Ended August 31, 2001

Class B Shares	Shares	Dollars	Shares	Dollars

Shares sold	695,707	$695,707	619,611	$619,611

Shares issued to shareholders in payment of distributions declared	5,298	5,298	9,934	9,934

Shares redeemed	(513,839)	(513,839)	(309,533)	(309,533)

Net change resulting from Class B Share transactions	187,166	187,166	320,012	$320,012

Net change resulting from Fund Share transactions	(31,707,961)	$(31,707,961)	12,163,994	$12,163,994

	U.S. Treasury Money Market Fund

	Year Ended August 31, 2002		Year Ended August 31, 2001

	Shares	Dollars	Shares	Dollars

Shares sold	937,319,419	$937,319,419	1,231,726,987	$1,231,726,978

Shares issued to shareholders in payment of distributions declared	781,316	781,316	2,808,437	2,808,437

Shares redeemed	(954,667,403)	(954,667,403)	(1,222,890,980)	(1,222,890,980)

Net change resulting from Fund Share transactions	(16,566,668)	$(16,566,668)	11,644,444	$11,644,435

(4)	INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee— Hibernia National Bank, the Funds’ investment adviser (the “Adviser”) receives for its services an annual investment adviser fee based on a percentage of each Fund’s average daily net assets as follows:

Fund	Annual Rate

Capital Appreciation Fund	0.75%

Louisiana Municipal Income Fund	0.45%

Mid Cap Equity Fund	0.75%

Total Return Bond Fund	0.70%

U.S. Government Income Fund	0.45%

Cash Reserve Fund	0.40%

U.S. Treasury Money Market Fund	0.40%

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee—Federated Administrative Services (“FAS”) provides the Funds with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the reporting period. FAS may voluntarily choose to waive a portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee—The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will reimburse Federated Securities Corp. (“FSC”), the distributor, from the net assets of the Funds to finance activities intended to result in the sale of each Fund’s shares. The Plan provides that the Funds, except for Class B Shares of the Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund and Cash Reserve Fund, may incur distribution expenses up to 0.25% of the average daily net assets of the Funds, annually, to reimburse FSC. Class B Shares of the Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund and Cash Reserve Fund may incur distribution expenses up to 0.75% of the average daily net assets of the Class B Shares, annually, to reimburse FSC. FSC may voluntarily choose to waive a portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended August 31, 2002, the U.S. Treasury Money Market Fund did not incur distribution services fees.

Shareholder Services Fee—Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (“FSSC”), Class B Shares of Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund and Cash Reserve Fund will pay FSSC up to 0.25% of their average daily net assets for the reporting period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses—Federated Services Company (“FServ”), through its subsidiary, FSSC, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees—FServ maintains the Funds’ accounting records for which it receives a fee. The fee is based on the level of each Fund’s average daily net assets for the reporting period, plus out-of-pocket expenses.

Custodian Fees—Hibernia National Bank is the Funds’ custodian for which it receives a fee. The fee is based on the level of each Fund’s average daily net assets for the reporting period, plus out-of-pocket expenses.

Other Affiliated Parties and Transactions—Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in certain affiliated money market funds. As of August 31, 2002, Louisiana Municipal Income Fund owned 0.02% of outstanding shares of Federated Tax-Free Obligations Fund, Institutional Shares, which is distributed by an affiliate of the Fund’s distributor.

General—Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5)	INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities and long-term U.S. government securities (and in-kind contributions), for the year ended August 31, 2002, were as follows:

Fund	Purchases	Sales

Capital Appreciation Fund	$7,989,364	$11,532,528

Louisiana Municipal Income Fund	9,054,198	20,510,215

Mid Cap Equity Fund	13,808,214	4,847,425

Total Return Bond Fund	—	12,402,899

U.S. Government Income Fund	3,564,550	3,086,474

Purchases and sales of long-term U.S government securities, for the year ended August 31, 2002, were as follows:

Fund	Purchases	Sales

Total Return Bond Fund	$—	$10,054,248

U.S. Government Income Fund	28,322,440	27,757,704

(6)	CONCENTRATION OF CREDIT RISK

Since Louisiana Municipal Income Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable general tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at August 31, 2002, 76.5% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 26.0% of total investments.

Report of Ernst & Young LLP, Independent Auditors

To the Board of Trustees and Shareholders of
Hibernia Funds

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Hibernia Capital Appreciation Fund, Hibernia Louisiana Municipal Income Fund, Hibernia Mid Cap Equity Fund, Hibernia Total Return Bond Fund, Hibernia U.S. Government Income Fund, Hibernia Cash Reserve Fund and Hibernia U.S. Treasury Money Market Fund (the seven portfolios constituting the Hibernia Funds) (the “Trust”), as of August 31, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Hibernia Funds, as identified above, at August 31, 2002, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

/s/ Ernst & Young LLP

Boston, Massachusetts
October 15, 2002

Board of Trustees and Trust Officers

The following tables give information about each Board member and the senior officers of the Funds. The tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). The Hibernia Fund Complex consists of seven investment company portfolios. Unless otherwise noted, each Board member oversees all portfolios in the Hibernia Fund Complex and serves for an indefinite term. The Trust’s Statement of Additional Information includes additional information about Trustees and is available, without charge and upon request, by calling 1-800-999-0124.

INTERESTED TRUSTEES BACKGROUND

Name Age/Birth Date Address Positions Held with Trust Length of Time Served	Principal Occupation(s), Previous Positions and Other Directorships Held

Edward C. Gonzales* Age: 72 Birth Date: October 22, 1930 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA PRESIDENT; TREASURER; TRUSTEE Began Serving: April 1988
Principal Occupation: President, Executive Vice President and Treasurer of some of the Funds in the Federated Investors, Inc. Mutual Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Investors, Inc. Mutual Fund Complex. CEO and Chairman, Federated Administrative Services.

* Mr. Gonzales is deemed an interested trustee due to the positions he holds with Federated Investors, Inc., the parent company of the Funds’ distributor.

INDEPENDENT TRUSTEES BACKGROUND

Name Age/Birth Date Address Positions Held with Trust Length of Time Served	Principal Occupation(s), Previous Positions and Other Directorships Held

Joe N. Averett, Jr. Age: 59 Birth Date: February 4, 1943 11000 Seville Quarters Shreveport, LA TRUSTEE Began Serving: June 2001	Principal Occupation: President of Crystal Gas Storage, Inc., a wholly owned subsidiary of El Paso (NYSE:EPG).

Robert L. diBenedetto, M.D. Age: 74 Birth Date: April 14, 1928 6666 Pikes Lane Baton Rouge, LA TRUSTEE Began serving: September 1988
Principal Occupation: Retired OB and GYN Physician; Audit and Investment Committee Member of Louisiana Medical Mutual Insurance Company.

Other Directorships Held: Chairman of Woman’s Hospital Endowment Board of Directors; Elected Chairman of Woman’s Hospital “Founders & Friends” (Endowment Board); Board of Directors of Louisiana Health Insurance Association. (High Risk Health Pool).

Previous Positions: Retired President/CEO, Louisiana Medical Mutual Insurance Company.

Board of Trustees and Trust Officers

INDEPENDENT TRUSTEES BACKGROUND (CONT.)

Name Age/Birth Date Address Positions Held with Trust Length of Time Served	Principal Occupation(s), Previous Positions and Other Directorships Held

Arthur Rhew Dooley, Jr. Age: 60 Birth Date: December 17, 1942 2575 Ashley Street Beaumont, TX TRUSTEE Began Serving: July 1999
Principal Occupation: Registered Professional Engineer; Chairman and CEO, Dooley Tackaberry, Inc. (distributors and fabricators of fire protection and safety equipment), 1967 to Present.

Other Directorships Held: Chairman and CEO, dba Entire Business Technology Center, 1983 to 1999; Director, Loop Cold Storage Company.

Previous Positions: Director, UTM.D. Anderson Cancer Center Board of Visitors; Director, Texas Energy Museum; Member, World Presidents Organization (former YPO Members); Member, Society of Fire Protection Engineers.

Teri G. Fontenot Age: 49 Birth Date: June 16, 1953 18933 E. Pinnacle Circle Baton Rouge, LA TRUSTEE Began Serving: June 2001
Principal Occupation: President and Chief Executive Officer of Woman’s Hospital, Certified Public Accountant, MBA.

Other Directorships Held: Immediate Past Chair of Greater Baton Rouge Chamber of Commerce, Chair of Louisiana Hospital Association, Federal Reserve Bank of Atlanta-New Orleans Branch Board, Alliance Bank Board, Committee of 100, Chair-Elect Hospital Billing and Collection Services, Inc.; Board, Louisiana Perinatal Commission; LA Research and Technology Foundation Board; National Institute of Health-Advisory Council of Womens’ Health Research.

J. Gordon Reische Age: 71 Birth Date: September 11, 1931 20 Dogwood Drive Covington, LA TRUSTEE Began Serving: September 1988	Principal Occupation: Retired Managing Partner, New Orleans office, KPMG-LLP.

OFFICERS

Name Age/Birth Date Address Positions Held with Trust	Principal Occupation(s) and Previous Positions

Peter J. Germain Age: 43 Birth Date: September 3, 1959 1001 Liberty Avenue Pittsburgh, PA VICE PRESIDENT AND ASSISTANT SECRETARY	Principal Occupation: Senior Vice President and Director of Mutual Fund Services, Federated Services Company. Previous Positions: Senior Corporate Counsel, Federated Investors, Inc.

Timothy S. Johnson Age: 41 Birth Date: July 31, 1961 1001 Liberty Avenue Pittsburgh, PA SECRETARY
Principal Occupation:
Vice President and Corporate Counsel, Federated Services Company; Secretary, Edgewood Services, Inc.; Secretary or Assistant Secretary of various funds distributed by Edgewood Services, Inc. and Federated Securities Corp.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

Federated Securities Corp., Distributor of the funds	G01262-01 (10/02)